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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145
                  ---------------------------------------------

                           Clearwater Investment Trust
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       332 Minnesota Street, Suite 2100, Saint Paul, Minnesota 55101-1394
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Richard T. Holm, Esq.
                                  Legal Counsel
                           Fiduciary Counselling, Inc.
                        332 Minnesota Street, Suite 2100
                        Saint Paul, Minnesota 55101-1394
                     (Name and address of agent for service)

                                    Copy to:

                             Michelle H. Rhee, Esq.
                               Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Reports to Stockholders.



--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------

                                 August 6, 2003




TO:   Our Unit Holders

On June 30, 2003, the net asset value of the Clearwater Growth Fund was $19.86 per unit. The net asset value of the Clearwater Small Cap Fund was $16.01 per unit. On a total return basis for the first half of 2003, the Clearwater Growth Fund increased by 12.2% and the Clearwater Small Cap Fund increased by 22.1%. For comparative purposes, the Russell 1000 increased by 12.3% and the Russell 2000 increased by 17.9%. For the second quarter, the Clearwater Growth Fund increased 15.3% and the Clearwater Small Cap Fund increased 25.1%. The Russell 1000 increased 15.7% and the Russell 2000 increased 23.4%.

On June 30, 2003, the net asset value of the Clearwater Tax Exempt Bond Fund was $10.21 per unit. On a total return basis for the first half of 2003 the fund increased 2.4% with a second quarter return of 1.5%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 3.0% for the year with a 1.8% increase in the second quarter.

Please note that the funds' investment performances, discussed in this report, do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

         Introduction -
         Investor sentiment during first half of 2003 was driven to a large extent by the war in Iraq and its outcome. In the first quarter, war debate and the impending war made people jittery and they remained on the sidelines, but, with the war over, investors were fearful of missing a rally and rushed back into equities in the second quarter.

         The economy didn't help during the early months as consumer confidence hit a ten-year low in March and manufacturing contracted for the first time in five months. During the second quarter, the Fed again lowered the federal funds rate for the thirteenth time in a row to 1%, the lowest level in 45 years.

         With the S&P 500 index up 15.4% during the second quarter, the US equity market as a leading economic indicator is forecasting a recovering economy. The Federal Open Market Committee, however, remains cautious in its outlook and perceives the upside and downside risks to attainment of sustainable growth for the next few quarters as roughly equal.

         Clearwater Growth's 2003 to date Experience -
         The Russell 1000 Index was up 12.3% during the first half of 2003. The Clearwater Growth Fund, which now has a current annualized predicted tracking error of 1%, was up 12.2% during the same time frame.

Clearwater Investment Trust
August 6, 2002
Page 2
----------------------------------------- --------------------------------------
                                          Year to date Pre-Tax Performance
----------------------------------------- --------------------------------------
Russell 1000 (Large Cap)                                     12.3%
----------------------------------------- --------------------------------------
Russell Mid Cap                                              15.5%
----------------------------------------- --------------------------------------
Russell Mid Cap Growth                                       18.7%
----------------------------------------- --------------------------------------
Russell 2000 (Small Cap)                                     17.9%
----------------------------------------- --------------------------------------
Clearwater Growth Fund                                       12.2%
----------------------------------------- --------------------------------------

         Looking Forward -
         The Clearwater Growth Fund is broadly diversified and continues to be sector neutral relative to the Russell 1000 index. It remains to be seen if this latest upswing in the stock market is the start of the next bull market or just a postwar rebound, but no matter the outcome, the fund is well positioned to participate with the market.

Kennedy Capital Management, the sub-advisor for the Small Cap Fund, made the following comments:

         What a difference one quarter makes! Russell 2000 returns ending the first quarter produced a negative return of 4.5%, which when contrasted to the second quarter of 23.0% is a dramatic reversal of fortunes. The return for the second quarter is the third- best quarter ever for the Russell benchmark. The only better quarters were the first quarter of 1991 (29.7%) and the first quarter of 1987 (24.2%). Undoubtedly, this dramatic change marks a clear demarcation in investor sentiment. Without question the quarter will go down in the history books as having more than its share of key market-impacting events. These events were the cessation of major hostilities in Iraq, passage of a major stimulus package, which included an unprecedented reduction in dividend and capital gains taxes, and the settlement by major Wall Street firms over the excesses in the last bull market. To top it all off, the Fed's dropped rates another 25 basis point to 1.0%, their lowest level since 1945.

         The US economy continues its slow path to recovery. Signs of improvement in cyclical areas of the economy are encouraging, yet the labor market remains unresponsive to the massive doses of stimulus provided through monetary and fiscal policy actions. Corporate managers seem hesitant to forecast better times ahead and are not tapping the enormous supply of workers desiring jobs. Based upon this clear lack of confidence by corporate America, earnings growth should remain subdued at least over the short run. The Fed's primary concern continues to be the remaining potential for disinflation. Consensus economic forecasts are continually trimmed due to the fact that the economy has failed to react to probably the biggest monetary and fiscal stimulus in the history of the country. It appears Mr. Greenspan is committed to do everything possible to dodge a recession despite the fact that he may not have the latitude to cut interest rates. Thus there has been great interest in unconventional powers of the Fed such as purchases of government bonds, dollar intervention and purchasing private securities to push up asset values.

         During the second quarter, companies in the Russell 2000 performing the best were those that are called "loss making" companies; that is, those where we cannot calculate a P/E

Clearwater Investment Trust
August 6, 2002
Page 3

         because the denominator is negative. Coincidently, the second best performing P/E category was the lowest P/E stocks, which outperformed the index by 10%. At the beginning of the quarter, 64% of the Russell 2000 stocks were under $400 million in market cap and 42% started with a share price under $10. Companies whose stock prices were the most depressed (brought on by the bear market) reacted the greatest in the rebound; for instance, the average technology stock rose 45% in the quarter. Stocks, whose prices were below $5 per share at the beginning of the quarter, rose 64%. It seems we could interpret this behavior as either speculative or simply a widespread search for extreme value. We hope it's a search for extreme value.

         After negative performance for the year of 2002 and the first quarter of 2003, the Small Cap Fund was up 22.1% for the first half of 2003. The uncertainty and volatility that characterized market conditions in the first quarter was replaced by actual bullishness as investors hurried to participate in the advancing indexes that developed in the second quarter. The Russell 2000 benchmark is now up 17.9% year-to-date as of June 30, 2003.

         The federal tax rate change on capital gains and dividends had a dramatic effect on the U.S. equity markets. Discount rates on equity investments for institutional money managers were lowered overnight. Then, the seemingly endless flow of funds by individuals into money market and fixed income investments finally began to reverse in May. Suddenly, we saw the effects on small cap stocks when the drip became a torrent as investors poured money back into equities as we moved through June.

         Unfortunately, one quarter does not make a year. As stock prices have risen, so have valuations across the board. Moving into the second half of 2003, we must be very aware of the many new risks that exist. Corporate performance continues to be what everyone is focused on. We think that if the stock market is signaling economic improvement and we are about ready to move out of our 18-month economic doldrums then the small caps will continue to out perform. Undervalued companies with healthy revenue, earnings, and cash flow will remain our guide to future stock selection.

         As of June 30th, the characteristics of the portfolio remain solid. The forecasted P/E for this year is 17.4x on average versus the Russell 2000 at 24.2x. The price-to-book is at 2x and price-to-sales at 1.7x as compared to the Russell 2000 at 2.8x and 2.7x.

         A healthy percentage of our out-performance in the first half of the year can be attributed to our stock selection in three main areas, technology, health care, and consumer discretionary. Both stock and sector selection have served us well thus far in the first half in these three sectors. We see improved earnings and revenue growth, along with attractive valuations in our stock selections in these areas. We are currently over-weighted in technology and healthcare and have been increasing our allocation in consumer discretionary. Our current positioning in the remainder of the core product has us largely under-weighted in financial service and material processing companies versus the Russell 2000 and over-weighted in the energy and autos/transportation sectors.

         In conclusion, the first half of 2003 was an experience that touched the full spectrum of emotions for small cap investors. As we move into the second half, once again, the

Clearwater Investment Trust
August 6, 2002
Page 4


         prevailing sentiment (as was the case in each of the last two years) is for higher levels of economic performance and GDP growth. The market has proven unsuccessful in its earlier forecasting and subsequent discounting, so we are expecting another period in the market that could be noisy. Fortunately, interest rates continue to remain conducive for improved economic results. Furthermore, merger and acquisition activity is finally starting to heat up as we move into summer. The combination of both forces working together could prove very powerful for small cap investors. We remain confident that this should remain a favorable environment for successful stock picking, which has generally been a strong suit of Kennedy Capital.

Sit Fixed Income Advisors II, LLC, the sub-advisor for the Tax-Exempt Bond Fund, made the following comments:

         The fixed income markets continued their strong performance in the first half of 2003. Heavy issuance in the government, mortgage and corporate markets, and record issuance in the municipal market has been more than offset by strong cash flows into bond funds. Improved performance in the equity markets in the second quarter as geopolitical uncertainties abated, however, is likely to reduce demand for fixed income products in the near future. The sharp rise in yields across all fixed income markets in July will likely exacerbate this reduction in demand. The Federal Reserve reduced short-term rates by 25 basis points to 1.00% on June 25 due to sluggishness in the economic recovery and concerns about deflation. Long-term rates, after falling during most of the first half of the year, actually rose sharply in the second half of June, as concerns about the burgeoning federal budget deficit grew. The paltry yields offered by money market funds, however, do provide an incentive for investors to focus on taxable and tax-exempt bonds and real estate as alternatives, providing some future demand despite the improvement in the equity market.

         With the yield curve steepening even further, investors still must reach longer in maturity to find acceptable yields. General obligation bonds slightly outperformed revenue bonds during the first half of the year, and higher quality issues outperformed those of lower credit quality. This performance is likely to reverse in the second half of 2003, given the significant budget crises facing state and local governments. For example, California state general obligation yield spreads have widened to record levels in July. The Fund's performance, while strong on an absolute basis due to the high current income it produces, was slightly weaker than that of its benchmark, as it was hurt by its shorter duration as well as its use of non-rated revenue bonds, neither of which help total return performance in a rallying bond market.

         The economy has produced very bumpy performance over the past three years, but the consensus expectation is for significant improvement in the second half of 2003. Once the recovery firms, which we also expect in the latter half of the year, interest rates are likely to rise. Long rates may rise faster than short rates early on, however, given the Fed's commitment to keep the federal funds rate low well into next year. Given this expectation, we shortened the Fund's average life duration from 4.1 to 3.7 years during the first half of the year, while its yield fell from 5.7% to 5.2%. The Fund's shorter duration and its use of non-rated bonds have positioned it more defensively for the rise

Clearwater Investment Trust
August 6, 2002
Page 4


         in interest rates that we expect during the second half of 2003. The Fund's relatively small use of general obligation bonds should also benefit the Fund's performance in the coming year. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 3-15 year range.




       Clearwater Investment Trust                            Clearwater Management Company
       ---------------------------                            ------------------------------
       P. W. Pascoe, President and CEO                        P. W. Pascoe, Chairman and Treasurer
       F. T. Weyerhaeuser, V. P. and Secretary                W. T. Weyerhaeuser, V. P. and Secretary
       L. R. Jones                                            Samuel B. Carr, Jr.
       L. H. King                                             W. John Driscoll
       C. W. Rasmussen                                        E. D. Hlavka
       L. R. Rasmussen                                        C. W. Morley
                                                              R. J. Phares
                                                              F. W. Piasecki
                                                              D. C. Titcomb G.
                                                              H. Weyerhaeuser,
                                                              Jr.

                           CLEARWATER INVESTMENT TRUST

                      Statements of Assets and Liabilities

                                  June 30, 2003


                                                                 Growth             Small Cap           Tax-Exempt
                                                                  Fund                Fund               Bond Fund
                                                            -----------------   ------------------   ------------------
                        Assets

Investments in securities, at market value
  (identified cost:  $74,950,989 Growth Fund;
     $80,172,240 Small Cap Fund; $117,215,533
     Tax-Exempt Bond Fund)                              $        126,618,643          101,606,787          118,487,200
Cash                                                                       0                    0                    0
Receivable for investment securities sold                                  0              365,037              171,127
Receivable for fund shares sold                                            0               24,000                4,000
Receivable for Cancelled Trade                                             0                    0              317,833
Accrued dividend and interest receivable                             153,775               72,134            1,714,075
                                                            -----------------   ------------------   ------------------

                          Total Assets                           126,772,418          102,067,958          120,694,235

                      Liabilities

Payable for investment securities purchased                                0              462,672            3,083,148
Payable for fund shares repurchased                                    5,500               12,000                    0
Dividend distribution payable                                              0                    0              225,692
Accrued management fee                                               117,681              306,112              154,881
                                                            -----------------   ------------------   ------------------

                          Total Liabilities                          123,181              780,784            3,463,721

Net Assets:                                             $        126,649,237          101,287,174          117,230,514
                                                            =================   ==================   ==================




                        Capital

Capital stock and additional paid-in capital
  (authorized unlimited number of shares at no
      par value for each Fund: outstanding
      6,376,274; 6,327,312 and 11,477,809
      shares, respectively)                             $         84,042,682           79,523,544          115,950,434
Undistributed net investment income (loss)                           798,949              (64,208)                   0
Accumulated net realized gain (loss) (note 5)                     (9,860,048)             393,291                8,413
Unrealized appreciation of investments                            51,667,654           21,434,547            1,271,667
                                                            -----------------   ------------------   ------------------

Net Assets:                                             $        126,649,237          101,287,174          117,230,514
                                                            =================   ==================   ==================

Net asset value per share of outstanding
    capital stock                                       $              19.86                16.01                10.21
                                                            =================   ==================   ==================



See accompanying notes to financial statements   1

                           CLEARWATER INVESTMENT TRUST

                            Statements of Operations

                         For Period Ended June 30, 2003


                                                                         Growth            Small Cap          Tax-Exempt
                                                                          Fund               Fund             Bond Fund
                                                                    -----------------   ----------------   -----------------
Investment income:
  Income:
     Dividends (net of foreign taxes withheld of $1,711,
       $322 and $0, respectively)                                 $          997,613            468,755              46,196
     Interest                                                                  5,585             32,779           2,986,469
                                                                    -----------------   ----------------   -----------------

              Total income                                                 1,003,198            501,534           3,032,665

     Expenses:  (note 6)
          Investment advisory fee                                            252,051            574,249             307,703
          Voluntary fee reduction                                            (33,607)            (8,507)            (20,514)
                                                                    -----------------   ----------------   -----------------

              Total net expenses                                             218,444            565,742             287,189
                                                                    -----------------   ----------------   -----------------

              Net investment income (loss)                                   784,754            (64,208)          2,745,476
                                                                    -----------------   ----------------   -----------------

Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions                       (1,046,235)         2,111,080               6,525
  Unrealized appreciation (depreciation) during the period                14,233,627         16,445,199            (262,928)
                                                                    -----------------   ----------------   -----------------

              Net gain (loss) on investments                              13,187,392         18,556,279            (256,403)
                                                                    -----------------   ----------------   -----------------

              Net increase (decrease) in net assets
                from operations                                   $       13,972,146         18,492,071           2,489,073
                                                                    =================   ================   =================




See accompanying notes to financial statements   2

                           CLEARWATER INVESTMENT TRUST
                       Statements of Changes in Net Assets


                         For Period Ended June 30, 2003

                                            Growth Fund                Small Cap Fund               Tax-Exempt Bond Fund
                                            -------------------------  ------------------------   -------------------------
                                            6/30/2003    12/31/2002    6/30/2003    12/31/2002    6/30/2003    12/31/2002
                                            -----------  ------------  -----------  -----------   -----------  ------------
Operations:
  Net investment income (loss)            $    784,754     1,342,232      (64,208)     (13,862)    2,745,476     4,924,016
  Net realized gain (loss) on investments   (1,046,235)   (8,328,139)   2,111,080   (1,667,742)        6,525       183,340
  Unrealized appreciation (depreciation)
     during the period                      14,233,627   (23,096,064)  16,445,199   (7,042,390)     (262,928)      810,112
                                            -----------  ------------  -----------  -----------   -----------  ------------

        Net increase (decrease) in net
           assets from operations           13,972,146   (30,081,971)  18,492,071   (8,723,994)    2,489,073     5,917,468

Distributions to shareholders from:
  Net investment income                              0    (1,330,356)           0       (1,150)   (2,745,476)   (4,924,016)
  Net realized gain on investments                   0             0            0          (32)            0      (181,766)
                                            -----------  ------------  -----------  -----------   -----------  ------------

           Total distributions to shareholders       0    (1,330,356)           0       (1,182)   (2,745,476)   (5,105,782)

Capital share transactions (note 4)
  Proceeds from shares sold                 16,712,075     4,576,088   13,276,720    8,472,480    27,738,008    11,362,276
  Reinvestment of distributions from net
     investment income and gain                      0       713,105            0          728     1,449,138     2,657,221
  Payments for shares redeemed              (8,015,484)   (2,687,915)  (7,973,335)  (4,230,414)   (3,605,483)   (4,612,973)
                                            -----------  ------------  -----------  -----------   -----------  ------------

  Increase (decrease) in net assets from
     capital shares transactions             8,696,591     2,601,278    5,303,385    4,242,794    25,581,663     9,406,524
                                            -----------  ------------  -----------  -----------   -----------  ------------

           Total increase (decrease) in net 22,668,737   (28,811,049)  23,795,456   (4,482,382)   25,325,260    10,218,210
                 assets
Net assets:
  At the beginning of the period            103,980,500  132,791,549   77,491,717   81,974,099    91,905,254    81,687,044
                                            -----------  ------------  -----------  -----------   -----------  ------------

  At the end of the period                $ 126,649,237  103,980,500   101,287,173  77,491,717    117,230,514   91,905,254
                                            ===========  ============  ===========  ===========   ===========  ============

  Undistributed Net Income (Loss)         $    798,949        14,195      (64,208)           0             0             0
                                            ===========  ============  ===========  ===========   ===========  ============









See accompanying notes to financial statements   3

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                                 June 30, 2003


(1)  Organization

     Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

     The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

     The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

     The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.


                                       4                          (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                                 June 30, 2003


(2)  Summary of Significant Accounting Policies

     The significant accounting policies followed by the funds are as follows:

        Investments in Securities

        Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

        Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.


        Federal Taxes

        The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

        Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.


                                       5                          (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                                 June 30, 2003


        Distributions to Shareholders

        Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.


        Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Investment Security Transactions

     Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended June 30, 2003, were as follows:

                                                              Purchases           Sales
                                                          -----------------  ----------------
     Clearwater Growth Fund                           $       16,559,215 $       6,609,315
     Clearwater Small Cap Fund                                44,592,389        40,260,181
     Clearwater Tax-Exempt Bond Fund                          43,131,352        14,197,296



                                       6                          (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                                 June 30, 2003



(4)  Capital Share Transactions

     Transactions in shares of each fund for the period ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                           Clearwater Growth Fund               Clearwater Small Cap Fund
                                    -------------------------------------  ------------------------------------
                                        June 30,          December 31,        June 30,          December 31,
                                          2003                2002              2003                2002
                                    -----------------   -----------------  ----------------    ----------------
     Sold                                    927,145             221,526           984,251             612,760
     Issued for reinvested
       distributions                               0              40,288                 0                  56
     Repurchased                            (426,056)           (143,744)         (568,605)           (312,789)

                                    -----------------   -----------------  ----------------    ----------------
     Increase (decrease)                     501,089             118,070           415,646             300,027
                                    =================   =================  ================    ================

                                           Clearwater Tax-Exempt
                                                 Bond Fund
                                    -------------------------------------
                                        June 30,          December 31,
                                          2003                2002
                                    -----------------   -----------------
     Sold                                  2,716,240           1,110,526
     Issued for reinvested
       distributions                         141,840             259,732
     Repurchased                            (352,250)           (451,644)

                                    -----------------   -----------------
     Increase                     $        2,505,830             918,614
                                    =================   =================




                                       7                          (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                                 June 30, 2003

(5)  Capital Loss Carry-Over

     For federal income tax purposes, the Clearwater Growth Fund and Clearwater Small Cap Fund have capital loss carryovers of $8,813,805 and $975,819, respectively, at December 31, 2002, which, if not offset by subsequent capital gains, will expire as follows:

                          Clearwater          Clearwater          Year of
                         Growth Fund         Small Cap Fund     Expiration
                       -----------------   -----------------------------------
                     $          485,676              50,046        2009
                              8,328,129             925,773        2010
                       -----------------   -----------------
     Total           $        8,813,805             975,819
                       =================   =================



(6)  Expenses and Related Party Transactions

     The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35% and 0.60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses. Effective July 1, 2002 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. This voluntary fee reduction may by rescinded at any time.

     The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

                                       8                          (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                                 June 30, 2003

(7)  Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

                                                June 30,                        Year ended December 31
                                                           ------------------------------------------------------------
              Clearwater Growth Fund             2003         2002         2001        2000         1999        1998
       --------------------------------------  -----------------------  -----------  ----------  -----------  ----------
       Net asset value, beginning of year    $     17.70        23.07        26.86       31.94        25.92       21.17
       Income from investment
         operations:
            Net investment income                   0.12         0.23         0.19        0.16         0.11        0.09
            Net realized and unrealized gains (loss)2.04        (5.37)       (3.73)      (0.87)        6.18        4.71
                                               ----------   ----------  -----------  ----------  -----------  ----------
              Total from investment
                operations                          2.16        (5.14)       (3.54)      (0.71)        6.29        4.80
                                               ----------   ----------  -----------  ----------  -----------  ----------

       Less distributions:
         Dividends from net investment income       0.00        (0.23)       (0.20)      (0.17)       (0.14)      (0.05)
         Distributions from net realized gains      0.00         0.00        (0.05)      (4.20)       (0.13)       0.00
                                               ----------   ----------  -----------  ----------  -----------  ----------
              Total distributions                   0.00        (0.23)       (0.25)      (4.37)       (0.27)      (0.05)
                                               ----------   ----------  -----------  ----------  -----------  ----------
       Net asset value, end of year          $     19.86        17.70        23.07       26.86        31.94       25.92
                                               ==========   ==========  ===========  ==========  ===========  ==========

       Total return(a)                             12.2%       (22.3%)      (13.2%)      (2.0%)       24.3%       22.7%

       Net assets, end of year (000s omitted)$   126,649      103,981      132,792     154,811      169,913     134,773

       Ratio of expenses to average net assets(b)  0.19%        0.43%        0.45%       0.45%        0.45%       0.45%

       Ratio of net investment income to
         average net assets(b)                     0.70%        1.14%        0.80%       0.52%        0.39%       0.39%

       Portfolio turnover rate (excluding short-
         term securities)                          5.92%       31.40%       43.20%      57.28%       12.19%       3.65%

       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Total fund expenses are contractually limited to .45% of average daily net assets. However, effective July 1, 2002, the investment adviser voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .23% and .45%; and the ratio of net investment income to average daily net assets would have been .66% and 1.12%, respectively.


                                       9                          (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                                 June 30, 2003


                                                June 30                         Year ended December 31
                                                            ------------------------------------------------------------
             Clearwater Small Cap Fund           2003         2002         2001        2000         1999        1998
       --------------------------------------  ----------   ----------  -----------  ----------  -----------  ----------
       Net asset value, beginning of year    $     13.11        14.61        13.01       15.13        13.08       15.24
       Income from investment
         operations:
            Net investment income (loss)           (0.01)       (0.01)        0.11       (0.04)       (0.05)      (0.04)
            Net realized and unrealized gains (loss)2.91        (1.49)        1.62        1.41         3.57       (1.04)
                                               ----------   ----------  -----------  ----------  -----------  ----------
              Total from investment
                operations                          2.90        (1.50)        1.73        1.37         3.52       (1.08)
                                               ----------   ----------  -----------  ----------  -----------  ----------

       Less distributions:
         Distributions from net invest income       0.00         0.00        (0.11)       0.00         0.00        0.00
         Distributions from net realized gains      0.00         0.00        (0.02)      (3.49)       (1.47)      (1.08)
                                               ----------   ----------  -----------  ----------  -----------  ----------
              Total distributions                   0.00         0.00        (0.13)      (3.49)       (1.47)      (1.08)
                                               ----------   ----------  -----------  ----------  -----------  ----------
       Net asset value, end of year          $     16.01        13.11        14.61       13.01        15.13       13.08
                                               ==========   ==========  ===========  ==========  ===========  ==========

       Total return(a)                             22.1%       (10.3%)       13.3%       10.7%        27.3%       (7.1%)

       Net assets, end of year (000s omitted)$   101,287       77,492       81,974      67,896       59,196      39,217

       Ratio of expenses to average net assets(b)  0.66%        1.34%        1.35%       1.35%        1.34%       1.36%

       Ratio of net investment income (loss) to
         average net assets(b)                    (0.08%)      (0.02%)       0.80%      (0.27%)      (0.35%)     (0.26%)

       Portfolio turnover rate (excluding short-
         term securities)                         49.23%       81.16%      117.75%     149.01%      112.63%      88.27%


       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, effective July 1, 2002, the investment adviser voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .68% and 1.35%; and the ratio of net investment income to average daily net assets would have been (.10)% and (.03)%, respectively.



                                       10                          (Continued)

                          CLEARWATER INVESTMENT TRUST
                         Notes to Financial Statements
                                 June 30, 2003

                                                June 30,           Year ended December 31
                                                            -----------------------------------
       Clearwater Tax-Exempt Bond Fund            2003         2002         2001      2000 (a)
       --------------------------------------  ----------   ----------  -----------  ----------
       Net asset value, beginning of period  $     10.24        10.14        10.28       10.00
       Income from investment
         operations:
            Net investment income                   0.27         0.58         0.59        0.55
            Net realized and unrealized gains      (0.03)        0.12         0.02        0.31
                                               ----------   ----------  -----------  ----------
              Total from investment
                operations                          0.24         0.70         0.61        0.86

       Less distributions:
         Dividends from net investment income      (0.27)       (0.58)       (0.59)      (0.55)
         Distributions from net realized gains      0.00        (0.02)       (0.16)      (0.03)
                                               ----------   ----------  -----------  ----------
              Total distributions                  (0.27)       (0.60)       (0.75)      (0.58)
                                               ----------   ----------  -----------  ----------
       Net asset value, end of year          $     10.21        10.24        10.14       10.28
                                               ==========   ==========  ===========  ==========

       Total return(b)                              2.4%         7.1%         6.1%        8.9%

       Net assets, end of year (000s omitted)$   117,230       91,905       81,687      74,094

       Ratio of expenses to average net assets(d)  0.28%        0.58%        0.60%       0.60% (c)

       Ratio of net investment income (loss) to
         average net assets(d)                     2.65%        5.69%        5.64%       5.72% (c)

       Portfolio turnover rate (excluding short-
         term securities)                         14.12%       39.79%       43.23%      23.86%

       (a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

       (b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (c)    Annualized.

       (d) Total fund expenses are contractually limited to .60% of average daily net assets. However, effective July 1, 2002, the investment adviser voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .30% and .60%; and the ratio of net investment income to average daily net assets would have been 2.63% and 5.67%, respectively.


                                       11                          (Continued)

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                       PERCENT
    AMOUNT                                                                         MARKET         OF
   OR SHARES                      SECURITY                         COST           VALUE (a)    NET ASSETS
---------------    ---------------------------------------------------------- --------------- -------------

COMMON STOCKS:

   CONSUMER DISCRETIONARY:
          2,300    ABERCROMBIE AND FITCH CO (b)              $     50,217.80       65,343.00
          2,050    AMAZON COM INC (b)                              27,528.43       74,804.50
            150    AMERICAN EAGLE OUTFITTERS INC (b)                1,674.75        2,718.00
            900    AMERICAN GREETINGS CORP (b)                     13,869.00       17,676.00
         54,200    AOL TIME WARNER INC (b)                        630,820.40      872,078.00
            900    AUTOZONE INC (b)                                57,669.03       68,373.00
          3,675    BED BATH & BEYOND INC (b)                      133,923.17      142,626.75
          1,250    BELO CORP                                       18,687.50       27,950.00
          3,200    BEST BUY CO INC (b)                             84,881.60      140,544.00
          1,400    BIG LOTS INC (b)                                15,477.00       21,056.00
          1,300    BLACK & DECKER CORPORATION                      44,208.00       56,485.00
          3,500    BLOCKBUSTER INC                                 44,415.00       58,975.00
          1,300    BRINKER INTL INC (b)                            41,847.00       46,826.00
          2,525    CABLEVISION NY GROUP CLASS A (b)                21,801.10       52,419.00
            784    CARMAX INC (b)                                  11,031.08       23,637.60
         37,000    CENDANT CORP (b)                               284,605.76      677,840.00
          3,300    CENTEX CORP                                     74,691.79      256,707.00
          1,500    CHICOS FAS INC (b)                              28,000.05       31,575.00
          3,675    CLEAR CHANNEL COMMUNICATIONS (b)               128,184.00      155,783.25
          1,200    COACH INC (b)                                   14,970.00       59,688.00
         22,145    COMCAST CORP NEW (b)                           538,362.09      668,336.10
          2,525    COMCAST CORP NEW (b)                            60,520.72       72,795.75
          5,700    COSTCO WHSL CORP NEW (b)                       165,702.28      208,620.00
          2,825    COX RADIO INC (b)                               68,759.65       65,285.75
          1,450    CUMULUS MEDIA INC (b)                           19,522.95       27,448.50
          2,200    DARDEN RESTAURANTS INC                          47,802.04       41,756.00
          7,000    DELPHI CORP                                     58,702.70       60,410.00
         20,500    DISNEY WALT CO (b)                             394,460.98      404,875.00
            500    DOLLAR GEN CORP                                  9,218.50        9,130.00
            500    DOLLAR TREE STORES INC (b)                      10,674.30       15,865.00
          5,400    DOW JONES & CO INC                             241,164.00      232,362.00
          7,800    EASTMAN KODAK CO                               238,542.00      213,330.00
          4,400    EBAY INC (b)                                   145,400.20      458,392.00
          2,925    EMMIS COMMUNICATIONS CORP (b)                   58,383.00       67,128.75
          1,125    ENTERCOM COMMUNICATIONS CORP (b)                49,321.24       55,136.25
          2,000    FAMILY DLR STORES INC                           61,336.00       76,300.00
          1,900    FOOT LOCKER INC                                 25,593.00       25,175.00
         29,800    FORD MTR CO DEL                                306,940.00      327,502.00
          7,700    FORTUNE BRANDS INC                             282,788.06      401,940.00
          3,125    FOX ENTMT GROUP INC (b)                         63,756.88       89,937.50
          1,900    GAMESTOP CORP (b)                               15,310.96       24,548.00
          3,550    GANNETT INC                                    256,535.03      272,675.50
          8,400    GAP INC                                        124,824.10      157,584.00
          8,000    GENERAL MTRS CORP                              309,508.00      288,000.00
          3,900    GENERAL MTRS CORP (b)                           39,203.19       49,959.00
         15,850    HARLEY DAVIDSON INC                             92,861.19      631,781.00
            575    HEARST ARGYLE TELEVISION INC (b)                12,880.00       14,892.50
          2,300    HISPANIC BROADCASTING CORP (b)                  42,009.50       58,535.00
         46,925    HOME DEPOT INC                                  30,604.15    1,554,156.00
          5,175    INTERACTIVE CORP (b)                           122,106.25      204,774.75
          1,425    JOHNSON CTLS INC                               113,368.44      121,980.00
            900    KNIGHT RIDDER INC                               63,990.00       62,037.00
         11,750    KOHLS CORP (b)                                  93,813.75      603,715.00
          1,750    LA QUINTA CORP (b)                               3,605.00        7,542.50
          2,100    LA Z BOY INC                                    42,540.96       46,998.00
            100    LAMAR ADVERTISING CO (b)                         3,066.70        3,521.00
         35,250    LIBERTY MEDIA CORP NEW (b)                     319,417.88      407,490.00
         10,290    LIMITED BRANDS INC                             118,492.84      159,495.00
          1,000    LIN TV CORP (b)                                 23,400.00       23,550.00
            950    LIZ CLAIBORNE INC                               30,250.54       33,487.50
          9,800    LOWES COS INC                                  325,809.34      420,910.00
         19,050    MARRIOTT INTL INC NEW                          158,552.67      731,901.00
          1,075    MAYTAG CORP                                     30,208.00       26,251.50
         11,600    MCDONALDS CORP (b)                             195,292.77      255,896.00
            400    MCGRAW HILL COS INC                             16,537.00       24,800.00
          1,000    METRO GOLDWYN MAYER INC NEW (b)                  9,519.00       12,420.00
          1,600    MICHAELS STORES INC (b)                         39,160.00       60,896.00


See accompanying notes to investments in securities       12        (Continued)



                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                       PERCENT
    AMOUNT                                                                         MARKET         OF
   OR SHARES                      SECURITY                         COST           VALUE (a)    NET ASSETS
---------------    ---------------------------------------------------------- --------------- -------------
   CONSUMER DISCRETIONARY (Cont'd):
          5,500    NEW YORK TIMES CO                         $    226,118.75      250,250.00
          1,600    NIKE INC                                        78,480.00       85,584.00
          2,500    NORDSTROM INC                                   52,596.00       48,800.00
          2,000    OFFICE DEPOT INC (b)                            26,420.00       29,020.00
            900    OMNICOM GROUP                                   38,686.50       64,530.00
          2,300    PAYLESS SHOESOURCE INC                          41,537.62       28,750.00
            500    PENNEY J C INC                                   9,281.00        8,425.00
          1,500    POLO RALPH LAUREN CORP                          31,320.00       38,685.00
          2,150    RADIO ONE INC (b)                               28,968.93       38,205.50
            500    RADIOSHACK CORP (b)                              9,667.00       13,155.00
          1,575    REEBOK INTL LTD (b)                             43,622.93       52,967.25
          1,300    ROSS STORES INC                                 42,759.60       55,562.00
            200    RYLAND GROUP INC                                12,909.00       13,880.00
            300    SCRIPPS E W CO OH                               23,112.00       26,616.00
          3,900    SEARS ROEBUCK & CO                             124,784.40      131,196.00
          6,300    STAPLES INC (b)                                119,696.22      115,605.00
          3,875    STARBUCKS CORP (b)                              88,248.00       95,015.00
            750    STARWOOD HOTELS & RESORTS (b)                   18,555.00       21,442.50
         12,500    TARGET CORP                                    364,833.66      473,000.00
          1,400    TIFFANY & CO NEW                                35,210.00       45,752.00
          7,375    TJX COS INC NEW                                132,462.25      138,945.00
          1,500    TRIBUNE CO NEW                                  63,274.95       72,450.00
          7,200    UNIVISION COMMUNICATIONS INC (b)               189,396.00      218,880.00
          1,100    V F CORP                                        42,614.00       37,367.00
         16,550    VIACOM INC (b)                                 622,028.74      722,573.00
         30,150    WAL MART STORES INC                          1,421,605.81    1,618,150.50
          1,850    WESTWOOD ONE INC (b)                            51,733.00       62,770.50
          3,600    WHIRLPOOL CORP                                 155,817.45      229,320.00
          4,100    YUM BRANDS INC (b)                              62,875.00      121,196.00
          1,200    ZALE CORP NEW (b)                               39,515.04       48,000.00
                                                               -------------- ---------------
                                                               11,406,449.16   17,540,719.20        13.85%
   CONSUMER STAPLES:
         38,900    ALTRIA GROUP INC                               814,716.77    1,767,616.00
          9,300    ANHEUSER BUSCH COS INC                         446,122.50      474,765.00
          1,750    AVON PRODS INC                                 101,766.08      108,850.00
            800    BROWN FORMAN CORP                               61,640.00       62,896.00
         35,600    COCA COLA CO                                 1,068,618.00    1,652,196.00
          7,400    COLGATE PALMOLIVE CO                           372,027.80      428,830.00
          2,300    CONAGRA INC                                     56,221.50       54,280.00
          5,000    CVS CORP                                       126,911.86      140,150.00
          1,373    DEL MONTE FOODS CO (b)                          10,417.00       12,137.32
          2,000    GENERAL MLS INC                                 85,691.50       94,820.00
         30,800    GILLETTE CO                                    513,085.60      981,288.00
          3,075    HEINZ H J CO                                    96,319.38      101,413.50
          1,300    HORMEL FOODS CORP                               29,432.00       30,810.00
          2,750    KIMBERLY CLARK CORP                            142,946.29      143,385.00
          3,700    KRAFT FOODS INC                                114,278.00      120,435.00
          2,000    KROGER CO (b)                                   32,528.56       33,360.00
         25,650    PEPSICO INC                                    924,004.40    1,141,425.00
         15,000    PROCTER & GAMBLE CO                            560,341.77    1,337,700.00
            600    REYNOLDS R J TOB HLDGS INC                      21,084.75       22,326.00
          6,400    SAFEWAY INC (b)                                124,921.58      130,944.00
          3,650    SARA LEE CORP                                   65,735.06       68,656.50
            300    SMUCKER J M CO                                   4,312.83       11,967.00
          3,700    SUPERVALU INC                                   62,955.13       78,884.00
          7,900    SYSCO CORP                                     121,024.50      237,316.00
          5,927    TYSON FOODS INC (DEL)                           52,174.25       62,944.74
          2,200    UST INC                                         55,269.50       77,066.00
         29,450    WALGREEN CO                                    352,770.25      886,445.00
          1,200    WHOLE FOODS MKT INC (b)                         64,365.00       57,036.00
          3,600    WRIGLEY WM JR CO                               125,320.50      202,428.00
                                                               -------------- ---------------
                                                                6,607,002.36   10,522,370.06         8.31%


See accompanying notes to investments in securities       13        (Continued)



                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                       PERCENT
    AMOUNT                                                                         MARKET         OF
   OR SHARES                      SECURITY                         COST           VALUE (a)    NET ASSETS
---------------    ---------------------------------------------------------- --------------- -------------

   ENERGY:
          3,873    ANADARKO PETE CORP                        $    159,067.50      172,232.31
          1,674    APACHE CORP                                     61,600.01      108,910.44
         13,188    BP PLC (d)                                     326,472.32      554,159.76
          5,450    BURLINGTON RES INC                             178,458.36      294,681.50
          7,564    CHEVRONTEXACO CORP                             591,431.77      546,120.80
          8,119    CONOCOPHILLIPS                                 345,304.20      444,921.20
          1,506    DEVON ENERGY CORPORATION NEW                    59,785.75       80,420.40
          4,250    EOG RESOURCES INC                               80,823.95      177,820.00
         79,699    EXXON MOBIL CORP                             3,133,724.92    2,861,991.09
          1,000    HALLIBURTON CO                                  19,463.00       23,000.00
          2,900    HELMERICH AND PAYNE INC                         72,972.99       84,680.00
          1,200    MURPHY OIL CORP                                 32,054.76       63,120.00
          2,200    NATIONAL OILWELL INC (b)                        37,689.40       48,400.00
          2,900    NOBLE ENERGY INC                                74,136.48      109,620.00
         16,450    OCCIDENTAL PETE CORP                           308,653.00      551,897.50
          3,200    PIONEER NAT RES CO (b)                          48,507.20       83,520.00
          9,000    SCHLUMBERGER LTD                               210,433.75      428,130.00
          1,100    SMITH INTL INC (b)                              38,951.00       40,414.00
          4,850    SUNOCO INC                                     109,368.96      183,039.00
          9,692    TRANSOCEAN INC (b)                             182,407.13      212,933.24
          4,850    UNOCAL CORP                                    134,714.24      139,146.50
          1,865    VALERO ENERGY CORP                              51,021.91       67,755.45
            500    VARCO INTL INC DEL (b)                          10,775.00        9,800.00
          2,400    XTO ENERGY INC                                  28,116.90       48,264.00
                                                               -------------- ---------------
                                                                6,295,934.50    7,334,977.19         5.79%
   FINANCIALS:
          8,550    AFLAC INC                                      255,751.98      262,912.50
          9,000    ALLIED CAP CORP NEW                            196,349.04      207,900.00
          3,200    ALLSTATE CORP                                  117,722.55      114,080.00
          1,000    AMB PPTY CORP                                   20,197.50       28,170.00
         14,775    AMERICAN EXPRESS CO                            574,403.58      617,742.75
         37,516    AMERICAN INTL GROUP INC                        466,979.10    2,070,132.88
          3,800    ANNALY MTG MGMT INC                             69,236.00       75,658.00
          3,000    AON CORP                                        57,150.00       72,240.00
          6,600    ASTORIA FINL CORP                               87,762.51      184,338.00
         18,375    BANK AMER CORP                               1,035,816.22    1,452,176.25
         10,000    BANK NEW YORK INC                              260,574.28      287,500.00
         16,550    BANK ONE CORP                                  510,752.86      615,329.00
          4,700    BANKNORTH GROUP INC NEW                         86,563.19      119,944.00
          6,650    BB&T CORP                                      227,736.50      228,095.00
          1,100    BEAR STEARNS COS INC                            56,969.00       79,662.00
          3,000    CAPITAL ONE FINL CORP                          107,193.00      147,540.00
            700    CATELLUS DEV CORP (b)                           14,322.50       15,400.00
          7,581    CHARTER ONE FINL INC                           126,025.01      236,375.58
          1,200    CHUBB CORP                                      69,240.00       72,000.00
            200    CIGNA CORP                                      10,818.00        9,388.00
         66,215    CITIGROUP INC                                  888,074.94    2,834,002.00
          1,300    CNA FINL CORP (b)                               34,024.25       31,980.00
          1,550    COLONIAL BANCGROUP INC                          20,380.95       21,498.50
          5,150    COMMERCIAL FED CORP                             78,155.88      109,180.00
          1,550    COUNTRYWIDE FINL CORP                           40,480.57      107,833.50
          1,100    CRESCENT REAL ESTATE EQUITIES                   18,788.00       18,271.00
         17,950    FEDERAL HOME LN MTG CORP                        54,544.72      911,321.50
         10,625    FEDERAL NATL MTG ASSN                          691,057.16      716,550.00
          4,400    FIFTH THIRD BANCORP                            209,247.55      252,296.00
          8,450    FIRST TENN NATL CORP                           255,733.24      371,039.50
          3,300    FIRST VA BKS INC                                96,503.00      142,296.00
         15,500    FLEETBOSTON FINL CORP                          407,800.00      460,505.00
         17,100    FRANKLIN RES INC                               315,708.55      668,097.00
          9,700    GENERAL GROWTH PPTYS INC                       360,809.93      605,668.00
          1,800    GOLDMAN SACHS GROUP INC                        130,848.00      150,750.00
          1,750    GREENPOINT FINL CORP                            51,677.75       89,145.00
          2,200    HARTFORD FINANCIAL SVCS GRP                    102,498.00      110,792.00
          7,300    HEALTH CARE PPTY INVS INC                      261,994.08      309,155.00
            100    HIBERNIA CORP                                    1,081.00        1,816.00
            425    HOSPITALITY PPTYS TR                            15,351.00       13,281.25
          1,284    HSBC HLDGS PLC (d)                              64,775.01       75,897.24
          3,200    HUNTINGTON BANCSHARES INC                       48,480.00       62,464.00
          2,800    INVESTMENT TECHNOLOGY GROUP (b)                 46,231.64       52,080.00


See accompanying notes to investments in securities       14        (Continued)



                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                       PERCENT
    AMOUNT                                                                         MARKET         OF
   OR SHARES                      SECURITY                         COST           VALUE (a)    NET ASSETS
---------------    ---------------------------------------------------------- --------------- -------------

   FINANCIALS (Cont'd):
          3,800    ISTAR FINL INC                            $     75,215.28      138,700.00
         25,800    J P MORGAN CHASE & CO                          693,603.83      881,844.00
          3,700    JEFFERSON PILOT CORP                           137,936.00      153,402.00
            600    JOHN HANCOCK FINANCIAL SRVCS (b)                18,000.00       18,438.00
         12,100    KEYCORP NEW                                    225,332.25      305,767.00
          1,500    LEHMAN BROTHERS HLDGS INC                       81,236.95       99,720.00
          3,625    LINCOLN NATL CORP IN                           113,501.62      129,158.75
          2,100    LOEWS CORP                                      49,966.14       99,309.00
            260    M & T BK CORP                                   10,975.91       21,897.20
          5,400    MACK CA RLTY CORP                              169,534.08      196,452.00
          3,900    MARSH & MCLENNAN COS INC                       132,017.50      199,173.00
          2,000    MARSHALL & ILSLEY CORP                          51,520.00       61,160.00
          1,850    MBIA INC                                        82,767.50       90,187.50
         15,350    MBNA CORP                                      205,878.00      319,894.00
          1,300    MELLON FINL CORP                                33,875.14       36,075.00
          9,800    MERRILL LYNCH & CO INC                         356,720.00      457,464.00
          2,200    METLIFE INC (b)                                 59,438.00       62,304.00
         10,300    MGIC INVT CORP WIS                             247,509.00      480,392.00
          8,175    MORGAN STANLEY                                 338,081.14      349,481.25
         13,850    NATIONAL CITY CORP                             239,683.94      453,033.50
            100    NATIONAL COMM FINL CORP                          1,675.00        2,219.00
          2,200    NORTH FORK BANCORPORATION INC                   68,598.42       74,932.00
          1,525    NORTHERN TRUST CORP                             59,156.00       63,729.75
          3,925    PNC FINL SVCS GROUP INC                        179,372.50      191,579.25
            100    POPULAR INC                                      2,024.75        3,859.00
         18,475    PRICE T ROWE GROUP INC                         252,437.00      697,431.25
          2,550    PRINCIPAL FINANCIAL GROUP (b)                   69,037.43       82,237.50
          1,400    PROGRESSIVE CORP OHIO                           72,416.96      102,340.00
          2,150    PROVIDENT FINL GROUP INC                        58,996.00       55,104.50
          6,100    PRUDENTIAL FINL INC (b)                        187,850.00      205,265.00
            500    RAYMOND JAMES FINANCIAL INC                     12,570.00       16,525.00
            100    REGIONS FINL CORP                                2,154.75        3,378.00
            950    ROSLYN BANCORP INC                              17,406.00       20,415.50
          2,800    SAFECO CORP                                    100,164.12       98,784.00
          4,300    SCHWAB CHARLES CORP                             42,828.00       43,387.00
          1,300    SIMON PPTY GROUP INC NEW                        32,715.67       50,739.00
          4,500    SLM CORP                                       133,086.03      176,265.00
          3,100    SOUTHTRUST CORP                                 73,424.43       84,320.00
          4,200    SOVEREIGN BANCORP INC                           32,180.88       65,730.00
            150    STATE STREET CORPORATION                         6,328.50        5,910.00
            950    SUNTRUST BKS INC                                62,086.02       56,373.00
         13,400    TCF FINANCIAL CORP                             232,014.50      533,856.00
            300    TORCHMARK INC                                   11,703.00       11,175.00
          2,488    TRAVELERS PPTY CAS CORP NEW                     14,584.82       39,559.20
          7,510    TRAVELERS PPTY CAS CORP NEW                     68,956.84      118,432.70
          2,775    UNION PLANTERS CORP                             53,751.57       86,108.25
          4,000    UNITRIN INC                                    101,606.00      108,480.00
          3,700    UNUMPROVIDENT CORP                              51,300.45       49,617.00
         25,598    US BANCORP DEL                                 560,333.74      627,151.00
          1,312    VALLEY NATL BANCORP                             29,073.92       34,571.20
         18,550    WACHOVIA CORP 2ND NEW                          574,244.92      741,258.00
         18,088    WASHINGTON MUT INC                             288,436.78      747,034.40
         32,841    WELLS FARGO & CO NEW                           728,697.48    1,655,186.40
          7,325    XL CAPITAL LTD                                  93,393.75      607,975.00
            200    ZIONS BANCORP                                    8,260.88       10,122.00
                                                               -------------- ---------------
                                                               16,151,467.43   27,037,404.55        21.35%
   HEALTHCARE:
         14,850    ABBOTT LABS                                    560,585.30      649,836.00
            950    ADVANCEPCS (b)                                  20,482.00       36,318.50
          4,700    AETNA INC (b)                                  151,652.96      282,940.00
          1,150    ALLERGAN INC                                    73,440.03       88,665.00
         25,250    AMGEN INC (b)                                  103,229.75    1,677,610.00
          1,879    ANTHEM INC (b)                                 122,358.18      144,964.85
         11,700    BAXTER INTL INC (b)                            240,734.57      304,200.00
         14,500    BIOGEN INC (b)                                 210,897.43      551,000.00
          2,125    BOSTON SCIENTIFIC CORP (b)                      63,639.78      129,837.50
         18,525    BRISTOL MYERS SQUIBB CO                        456,887.25      502,953.75
          2,950    CARDINAL HEALTH INC                            181,843.50      189,685.00
          4,475    CAREMARK RX INC (b)                             71,770.57      114,918.00


See accompanying notes to investments in securities       15        (Continued)



                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                       PERCENT
    AMOUNT                                                                         MARKET         OF
   OR SHARES                      SECURITY                         COST           VALUE (a)    NET ASSETS
---------------    ---------------------------------------------------------- --------------- -------------

   HEALTHCARE (Cont'd):
          1,600    CYTYC CORP (b)                            $     11,472.00       16,832.00
            950    DAVITA INC (b)                                  21,812.00       25,441.00
            180    EDWARDS LIFESCIENCES CORP (b)                    1,871.69        5,785.20
          1,000    EXPRESS SCRIPTS INC (b)                         50,706.60       68,320.00
          2,600    FIRST HEALTH GROUP CORP (b)                     62,041.98       71,760.00
          2,150    FOREST LABS INC                                 79,077.76      117,712.50
          1,300    GENENTECH INC (b)                               86,729.50       93,756.00
          3,152    GLAXOSMITHKLINE PLC (d)                         76,078.70      127,782.08
          1,100    GUIDANT CORP                                    32,575.25       48,829.00
            850    HCA INC                                         19,619.79       27,234.00
          4,000    HEALTH MGMT ASSOC                               76,501.10       73,800.00
          2,450    HEALTH NET INC (b)                              64,669.42       80,727.50
          3,900    HUMANA INC (b)                                  39,107.25       58,890.00
            300    IDEC PHARMACEUTICALS CORP (b)                    9,273.00       10,200.00
          3,925    IVAX CORP (b)                                   40,821.18       70,061.25
         35,700    JOHNSON & JOHNSON                              517,552.12    1,845,690.00
          1,000    KING PHARMACEUTICALS INC (b)                    15,221.00       14,760.00
          2,600    LABORATORY CORP AMER HLDGS (b)                  61,059.96       78,390.00
         18,900    LILLY ELI & CO                                 789,703.77    1,303,533.00
          1,450    LINCARE HLDGS INC (b)                           43,942.01       45,689.50
          1,300    MANOR CARE INC NEW (b)                          30,972.50       32,513.00
            300    MEDIMMUNE INC (b)                               10,556.10       10,911.00
         27,250    MEDTRONIC INC                                  101,681.66    1,307,182.50
         25,000    MERCK & CO INC                               1,344,913.29    1,513,750.00
            600    MID ATLANTIC MED SVCS INC (b)                   28,267.20       31,380.00
          2,400    MYLAN LABS INC                                  35,895.04       83,448.00
          1,100    OMNICARE INC                                    29,495.29       37,169.00
          1,100    OXFORD HEALTH PLANS INC (b)                     29,783.16       46,233.00
        126,375    PFIZER INC                                     617,482.68    4,315,706.25
            925    QUEST DIAGNOSTICS INC (b)                       52,429.50       59,015.00
         19,000    SCHERING PLOUGH CORP                           331,726.10      353,400.00
          2,300    ST JUDE MED INC (b)                            115,621.00      132,250.00
         10,225    STRYKER CORP (b)                                78,924.22      709,308.25
          6,800    TENET HEALTHCARE CORP (b)                      118,044.00       79,220.00
            400    TRIAD HOSPS INC (b)                             10,403.20        9,928.00
          7,200    UNITEDHEALTH GROUP INC                         209,534.08      361,800.00
            700    UNIVERSAL HEALTH SVCS INC (b)                   31,885.00       27,734.00
          2,175    WATSON PHARMACEUTICALS INC (b)                  50,706.48       87,804.75
          2,050    WELLPOINT HEALTH NETWORKS INC (b)              145,133.50      172,815.00
         16,650    WYETH                                          673,735.83      758,407.50
            985    ZIMMER HOLDINGS INC (b)                         29,448.31       44,374.25
                                                               -------------- ---------------
                                                                8,433,995.54   19,032,471.13        15.03%
   INDUSTRIALS:
          3,475    3M CO                                          430,457.75      448,205.50
          2,100    AGCO CORP (b)                                   37,886.10       35,868.00
          2,750    ALLIED WASTE INDUSTRIES INC (b)                 16,321.25       27,637.50
          2,200    AMERICAN PWR CONVERSION CORP (b)                33,484.00       34,298.00
          2,700    AUTOMATIC DATA PROCESSING INC                   96,174.00       91,422.00
            800    BALL CORP                                       12,499.00       36,408.00
          3,100    BLOCK H & R INC                                 58,017.48      134,075.00
         19,000    BOEING CO                                      449,445.00      652,080.00
          3,600    BURLINGTON NORTHN SANTA FE                      86,981.79      102,384.00
          3,200    CATERPILLAR INC                                136,480.00      178,112.00
            200    CDW CORP (b)                                     8,432.00        9,160.00
          3,600    CINTAS CORP                                    122,482.99      127,584.00
          2,100    CNF INC                                         49,896.00       53,298.00
          5,000    CONCORD EFS INC (b)                             69,140.04       73,600.00
         13,175    CRANE CO                                       222,160.04      298,150.25
          5,100    CSX CORP                                       107,399.88      153,459.00
            550    CUMMINS INC                                     15,906.00       19,739.50
            900    DANAHER CORP                                    55,982.97       61,245.00
          2,050    DEERE & CO                                      97,525.26       93,685.00
          2,900    DELUXE CORP                                    101,417.64      129,920.00
          1,025    DOVER CORP                                      29,202.25       30,709.00
         10,400    DUN AND BRADSTREET CORP DEL (b)                261,505.58      427,440.00
          1,500    EATON CORP                                     103,554.25      117,915.00
          4,450    EMERSON ELEC CO                                233,157.42      227,395.00
         13,775    FEDEX CORP                                     274,799.75      854,463.25
         24,964    FIRST DATA CORP                                127,140.76    1,034,508.16


See accompanying notes to investments in securities       16        (Continued)



                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                       PERCENT
    AMOUNT                                                                         MARKET         OF
   OR SHARES                      SECURITY                         COST           VALUE (a)    NET ASSETS
---------------    ---------------------------------------------------------- --------------- -------------

   INDUSTRIALS (Cont'd):
         18,950    FISERV INC (b)                            $    170,900.92      674,809.50
          3,675    FLUOR CORP NEW                                  96,907.05      123,627.00
          1,400    GATX                                            24,276.00       22,890.00
          1,300    GENERAL DYNAMICS CORP                           85,031.90       94,250.00
        132,200    GENERAL ELEC CO                              2,125,632.95    3,791,496.00
          3,350    GENUINE PARTS CO                               100,832.51      107,233.50
          1,700    GRAINGER W W INC                                74,317.00       79,492.00
          1,400    HARRIS CORP DEL                                 37,336.80       42,070.00
            600    HARSCO CORP                                     17,510.00       21,630.00
         11,700    HONEYWELL INTL INC                             270,363.10      314,145.00
            600    HUBBELL INC                                     17,550.00       19,860.00
          2,400    ILLINOIS TOOL WKS INC                          154,800.00      158,040.00
            504    IMAGISTICS INTL INC (b)                          5,084.24       13,003.20
          1,000    ITT INDS INC                                    65,450.00       65,460.00
             50    KANSAS CITY SOUTHERN (b)                           211.67          601.50
          1,200    L 3 COMMUNICATIONS HLDG CORP (b)                56,268.00       52,188.00
          4,900    LOCKHEED MARTIN CORP                           128,715.45      233,093.00
            175    MANPOWER INC WIS                                 6,325.50        6,490.75
          6,500    MASCO CORP                                     119,187.80      155,025.00
            696    NORTHROP GRUMMAN CORP                           42,942.69       60,057.84
          2,375    PACCAR INC                                      81,618.06      160,455.00
         24,997    PAYCHEX INC                                     70,336.38      732,662.07
         13,500    PITNEY BOWES INC                               435,992.08      518,535.00
          2,000    PRECISION CASTPARTS CORP                        45,286.00       62,200.00
          7,900    RAYTHEON CO                                    222,020.02      259,436.00
            850    REPUBLIC SVCS INC (b)                            9,307.24       19,269.50
          7,250    ROCKWELL AUTOMATION INC                        102,172.50      172,840.00
          2,300    ROCKWELL COLLINS INC                            55,545.00       56,649.00
          2,300    SANMINA SCI CORP (b)                            12,758.56       14,513.00
          2,400    SKYWEST INC                                     26,040.00       45,744.00
            700    SNAP ON INC                                     17,991.40       20,321.00
         10,675    SOUTHWEST AIRLS CO                             149,077.85      183,610.00
            300    SPX CORP (b)                                    11,766.00       13,218.00
            350    STEELCASE INC                                    3,702.44        4,116.00
          1,475    TEXTRON INC (b)                                 54,457.00       57,554.50
         17,800    TYCO INTL LTD                                  171,592.00      337,844.00
          1,300    UNION PAC CORP                                  59,070.34       75,426.00
          2,000    UNITED PARCEL SVC INC                          124,140.00      127,400.00
          3,575    UNITED TECHNOLOGIES CORP                       208,234.15      253,217.25
          8,650    WASTE MGMT INC DEL (b)                         135,675.25      208,378.50
          2,700    YORK INTL CORP                                  57,118.23       63,180.00
                                                               -------------- ---------------
                                                                8,890,993.28   14,874,792.27        11.74%

   INFORMATION TECHNOLOGY:
          1,050    ACTIVISION INC NEW                               9,965.97       13,566.00
          1,125    ADVANCED FIBRE COMMUNICATIONS (b)               18,487.50       18,303.75
          2,000    AGILENT TECHNOLOGIES INC (b)                    36,011.80       39,100.00
         22,000    ANALOG DEVICES INC (b)                         197,320.89      766,040.00
          4,400    APPLE COMPUTER (b)                              72,184.20       84,128.00
         16,700    APPLIED MATERIALS INC (b)                      198,257.39      264,862.00
         24,500    ASML HOLDING N V (b, d)                        149,071.18      234,220.00
          4,900    BEA SYS INC (b)                                 54,831.00       53,214.00
          1,750    BMC SOFTWARE INC (b)                            24,732.05       28,577.50
          1,475    BROADCOM CORP (b)                               23,298.22       36,742.25
          1,700    CIENA CORP (b)                                   9,528.50        8,823.00
        123,650    CISCO SYS INC (b)                              191,077.95    2,063,718.50
          2,950    CITRIX SYS INC (b)                              17,801.48       60,062.00
          4,525    COMPUTER ASSOC INTL INC                         58,366.08      100,817.00
         15,600    CORNING INC (b)                                 85,176.00      115,284.00
         26,350    DELL COMPUTER CORP (b)                         634,390.10      842,146.00
         19,000    DENDRITE INTL INC (b)                           74,950.83      244,720.00
            100    ELECTRONIC ARTS INC (b)                          6,735.30        7,399.00
         16,800    EMC CORP (b)                                   128,543.25      175,896.00
          3,700    EMULEX CORP (b)                                 49,942.60       84,249.00
         24,427    HEWLETT PACKARD CO                             399,399.97      520,295.10
        104,000    INTEL CORP                                     208,329.75    2,161,536.00
         20,550    INTERNATIONAL BUSINESS MACHS                 1,751,596.47    1,695,375.00
          1,500    INTUIT (b)                                      54,885.00       66,795.00
          5,600    JABIL CIRCUIT INC (b)                           94,248.00      123,760.00


See accompanying notes to investments in securities       17        (Continued)



                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                       PERCENT
    AMOUNT                                                                         MARKET         OF
   OR SHARES                      SECURITY                         COST           VALUE (a)    NET ASSETS
---------------    ---------------------------------------------------------- --------------- -------------

   INFORMATION TECHNOLOGY (Cont'd):
          2,600    KLA TENCOR CORP (b)                       $     86,093.80      120,874.00
         14,700    LEGATO SYSTEMS INC (b)                          57,813.11      123,333.00
          1,800    LEXMARK INTL INC (b)                            76,345.56      127,386.00
          3,600    LINEAR TECHNOLOGY CORP                         111,093.12      115,956.00
          2,400    MACROMEDIA INC (b)                              18,504.00       50,496.00
            300    MAXIM INTEGRATED PRODS INC                      11,315.70       10,257.00
            950    MERCURY INTERACTIVE CORP (b)                    22,931.96       36,679.50
          4,200    MICROCHIP TECHNOLOGY INC                        66,924.48      103,446.00
          8,800    MICRON TECHNOLOGY INC (b)                       68,191.20      102,344.00
        113,550    MICROSOFT CORP                                 322,903.45    2,908,015.50
         26,000    MOTOROLA INC                                   204,269.00      245,180.00
            700    NATIONAL SEMICONDUCTOR CORP (b)                  9,534.00       13,804.00
         89,800    ORACLE CORP (b)                                 47,029.95    1,079,396.00
          4,625    PEOPLESOFT INC (b)                              69,375.00       81,353.75
          2,600    POLYCOM INC (b)                                 26,520.00       36,036.00
          9,625    QUALCOMM INC                                   272,392.31      344,093.75
          3,900    RF MICRO DEVICES INC (b)                        23,015.85       23,478.00
            700    SIEBEL SYS INC (b)                               5,889.03        6,678.00
          5,700    SOLECTRON CORP (b)                              19,976.22       21,318.00
          1,300    STORAGE TECHNOLOGY CORP (b)                     16,853.20       33,462.00
         24,125    SUN MICROSYSTEMS INC (b)                        80,095.00      110,975.00
          3,600    SYMANTEC CORP (b)                               70,951.32      157,896.00
            525    SYMBOL TECHNOLOGIES INC                          4,020.77        6,830.25
            800    SYNOPSYS INC (b)                                26,567.52       49,480.00
          1,100    TEKTRONIX INC                                   20,166.96       23,760.00
          5,150    TELLABS INC (b)                                 27,562.29       33,835.50
         13,000    TEXAS INSTRS INC                               199,890.00      228,800.00
          1,500    UNISYS CORP (b)                                 11,895.00       18,420.00
            900    UTSTARCOM INC (b)                               25,695.00       32,013.00
         10,900    VERISIGN INC (b)                                60,947.35      150,747.00
          2,800    VERITAS SOFTWARE CORP (b)                       48,233.92       80,276.00
          2,600    WATERS CORP (b)                                 60,997.30       75,738.00
          5,850    XEROX CORP (b)                                  35,547.53       61,951.50
         22,450    XILINX INC (b)                                 159,859.38      568,209.50
          4,200    YAHOO INC (b)                                   45,412.08      137,592.00
                                                               -------------- ---------------
                                                                6,963,943.84   17,129,739.35        13.53%
   MATERIALS:
          1,950    AIR PRODS & CHEMS INC                           79,244.99       81,120.00
          4,800    ALCOA INC                                      116,614.00      122,400.00
          3,100    ARCH COAL INC                                   55,784.50       71,238.00
          2,100    BEMIS INC                                       93,645.09       98,280.00
          1,300    BOWATER INC                                     52,067.99       48,685.00
          7,050    DOW CHEM CO                                    197,653.36      218,268.00
         11,525    DU PONT E I DE NEMOURS & CO                    459,709.97      479,901.00
          1,000    EASTMAN CHEM CO                                 32,854.00       31,670.00
          1,600    ENGELHARD CORP                                  27,733.72       39,632.00
         17,425    INTERNATIONAL FLAVOURS                         374,855.32      556,380.25
          6,531    INTERNATIONAL PAPER CO                         230,601.17      233,352.63
          8,750    LYONDELL CHEMICAL CO                           111,681.00      118,387.50
          3,875    MEADWESTVACO CORP                               86,711.46       95,712.50
          5,808    MONSANTO CO NEW                                 51,490.46      125,685.12
          8,400    NEWMONT MNG CORP                               116,529.00      272,664.00
         43,000    OM GROUP INC (b)                               269,467.68      633,390.00
          2,450    PACTIV CORP (b)                                 22,665.39       48,289.50
          2,100    PHELPS DODGE CORP (b)                           60,900.00       80,514.00
          3,100    PLUM CREEK TIMBER CO INC                        66,340.00       80,445.00
          2,450    PPG INDS INC                                    99,172.82      124,313.00
          2,075    PRAXAIR INC                                    119,435.50      124,707.50
            900    RAYONIER INC                                    25,158.00       29,700.00
         11,000    RPM INTL INC                                   113,011.80      151,250.00
         18,900    SMURFIT STONE CONTAINER CORP (b)               210,959.91      246,267.00
          5,750    SONOCO PRODS CO                                125,768.89      138,115.00
                                                               -------------- ---------------
                                                                3,200,056.02    4,250,367.00         3.36%


See accompanying notes to investments in securities       18        (Continued)



                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                       PERCENT
    AMOUNT                                                                         MARKET         OF
   OR SHARES                      SECURITY                         COST           VALUE (a)    NET ASSETS
---------------    ---------------------------------------------------------- --------------- -------------

   TELECOMMUNICATION SERVICES:
            900    ALLTEL CORP                               $     46,218.50       43,398.00
         39,575    AT & T WIRELESS SVCS INC (b)                   222,550.01      324,910.75
          9,600    AT&T CORP                                      190,041.60      184,800.00
         24,500    BELLSOUTH CORP                                 645,249.94      652,435.00
          7,750    CENTURYTEL INC                                 209,094.32      270,087.50
         11,525    CITIZENS COMMUNICATIONS CO (b)                  88,166.25      148,557.25
          2,900    IDT CORP (b)                                    46,719.87       51,910.00
          1,300    LEVEL 3 COMMUNICATIONS INC (b)                   5,902.00        8,632.00
          5,725    NEXTEL COMMUNICATIONS INC (b)                   56,717.02      103,508.00
         24,700    QWEST COMMUNICATIONS INTL INC (b)               89,549.85      118,066.00
         26,037    SBC COMMUNICATIONS INC                         649,316.58      665,245.35
          2,100    SCIENTIFIC ATLANTA INC                          34,730.80       50,064.00
         27,850    SPRINT CORP                                    295,836.09      401,040.00
          5,425    SPRINT CORP (b)                                 20,467.25       31,193.75
          1,300    TELEPHONE & DATA SYS INC                        53,404.00       64,610.00
          1,225    UNITED STATES CELLULAR CORP (b)                 29,156.96       31,176.25
         24,100    VERIZON COMMUNICATIONS                         917,377.04      950,745.00
         20,400    VODAFONE GROUP PLC NEW (d)                     205,873.53      400,860.00
                                                               -------------- ---------------
                                                                3,806,371.61    4,501,238.85         3.55%
   UTILITIES:
          8,300    ALLEGHENY ENERGY INC (b)                        62,074.04       70,135.00
            925    ALLETE INC                                      22,005.75       24,558.75
          5,400    AMEREN CORP                                    209,724.00      238,140.00
            100    CONSOLIDATED EDISON INC                          3,225.69        4,328.00
            600    CONSTELLATION ENERGY GROUP INC                  16,047.00       20,580.00
          4,200    DTE ENERGY CO                                  153,457.50      162,288.00
         15,600    DUKE ENERGY CO                                 252,328.44      311,220.00
          9,425    EDISON INTL (b)                                108,441.28      154,852.75
          9,400    ENTERGY CORP                                   184,382.88      496,132.00
            800    GREAT PLAINS ENERGY INC                         19,079.28       23,104.00
          1,800    KEYSPAN CORP                                    41,676.84       63,810.00
          6,900    NISOURCE INC                                   111,901.44      131,100.00
          2,400    OGE ENERGY CORP                                 43,344.00       51,288.00
          1,400    PEOPLES ENERGY CORP                             50,046.00       60,046.00
            128    PEPCO HLDGS INC                                  1,709.51        2,452.48
          9,800    PG&E CORP (b)                                  131,784.52      207,270.00
          2,400    PINNACLE WEST CAP CORP                          71,637.12       89,880.00
            425    PPL CORP                                        13,588.02       18,275.00
          2,150    PROGRESS ENERGY INC                             65,685.30       94,385.00
          7,350    PUGET ENERGY INC                               149,926.32      175,444.50
          2,900    QUESTAR CORP                                    66,188.15       97,063.00
          8,600    SOUTHERN CO                                    176,009.71      267,976.00
          7,600    TECO ENERGY INC                                 90,842.04       91,124.00
         21,800    TXU CORP                                       395,713.60      489,410.00
         22,875    WISCONSIN ENERGY CORP                          441,073.46      663,375.00
         12,125    XCEL ENERGY INC                                108,917.66      182,360.00
                                                               -------------- ---------------
                                                                2,990,809.55    4,190,597.48         3.31%

CASH EQUIVALENTS:

     203,965.99    SSGA FDS                                       203,965.99      203,965.99         0.16%
                                                               -------------- --------------- -------------

Grand Total (c)  #                                           $ 74,950,989.28  126,618,643.07        99.98%
                                                               ============== =============== =============


Notes to Investments in Securities

             (a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

             (b)Currently non-income producing assets.

             (c)At June 30, 2003, the cost for Federal income tax purposes was
                $74,950,989. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:
                   Gross unrealized appreciation             $ 52,257,364.60
                   Gross unrealized depreciation                 (589,710.81)
                                                               --------------
                        Net unrealized appreciation          $ 51,667,653.79
                                                               ==============

             (d)Foreign security values are stated in U.S. dollars.  As of June
                30, 2003, the value of foreign securities represented 1.10% of net assets.

See accompanying notes to investments in securities       19        (Continued)

                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                                PERCENT
    AMOUNT                                                                             MARKET              OF
   OR SHARES                      SECURITY                         COST               VALUE (a)         NET ASSETS
---------------    ---------------------------------------------------------------  ---------------  ---------------

COMMON STOCKS:

   CONSUMER DISCRETIONARY:
           55,450   4 KIDS ENTERTAINMENT INC (B)                  $  1,186,641.17     1,031,370.00
           41,800   ALLIANCE GAMING CORP (B)                           640,120.54       790,438.00
           61,900   CHARLOTTE RUSSE HLDG INC  (B)                      678,871.15       638,808.00
           54,850   ELECTRONICS BOUTIQUE HLDGS COR  (B)                811,644.98     1,267,583.50
           44,750   GENESCO INC (B)                                    742,781.58       792,075.00
          237,790   GOODYS FAMILY CLOTHING INC (B)                   1,195,301.64     2,056,883.50
           96,450   HELEN TROY LTD (B)                                 867,400.65     1,462,182.00
           24,800   MADDEN STEVEN LTD (B)                              340,766.14       541,632.00
          112,720   NOBLE INTL LTD                                   1,100,925.33       963,756.00
           59,528   RC2 CORP (B)                                       858,589.97     1,012,571.28
           34,700   SHOE CARNIVAL INC (B)                              543,006.76       512,172.00
           84,850   STAGE STORES INC (B)                             1,858,294.82     1,993,975.00
           14,150   STRATTEC SEC CORP (B)                              669,987.18       752,780.00
           55,800   SUPERIOR UNIFORM GROUP INC                         446,661.62       623,286.00
           53,350   WEST MARINE INC (B)                                633,304.64       934,158.50
                                                                   ---------------  ---------------
                                                                    12,574,298.17    15,373,670.78           15.18%
   CONSUMER STAPLES:
           99,350   CHIQUITA BRANDS INTL INC (B)                     1,602,560.73     1,440,575.00
           51,900   NU SKIN ENTERPRISES INC                            520,788.12       542,355.00
                                                                   ---------------  ---------------
                                                                     2,123,348.85     1,982,930.00            1.96%
   ENERGY:
           80,900   OIL STATES INTL INC (B)                            925,667.03       978,890.00
           54,700   REMINGTON OIL GAS CORP (B)                         915,053.22     1,005,386.00
           42,850   ST MARY LD & EXPL CO                             1,005,734.47     1,169,805.00
           28,400   STONE ENERGY CORP (B)                              942,275.16     1,190,528.00
           64,200   SUPERIOR ENERGY SVCS INC (B)                       556,427.97       608,616.00
           21,350   TEEKAY SHIPPING CORP (D)                           495,939.80       915,915.00
           93,850   TSAKOS ENERGY NAVIGATION LTD (D)                 1,377,643.92     1,342,055.00
           36,750   W H ENERGY SVCS INC (B)                            701,973.79       715,890.00
                                                                   ---------------  ---------------
                                                                     6,920,715.36     7,927,085.00            7.83%
   FINANCIALS:
           65,500   AMERICAN MED SEC GROUP INC (B)                     893,651.85     1,251,050.00
           38,500   ANWORTH MTG ASSET CORP  1                          363,376.05       593,670.00
           12,450   FIRST CMNTY BANCORP CALIF                          363,437.05       388,066.50
           54,200   GREATER BAY BANCORP                                936,593.56     1,113,268.00
           52,500   IPC HOLDINGS LTD BERMUDA (D)                     1,198,643.31     1,758,750.00
           81,550   LA QUINTA CORP (B)                                 393,145.49       351,480.50
           61,300   MFA MTG INVTS INC                                  492,989.86       615,452.00
           58,000   ONE LIBRTY PROPERTIES INC                          884,500.00       974,400.00
           69,020   PACIFIC CREST CAP INC                              421,919.62     1,449,420.00
          152,075   PENN AMERICA GROUP INC                             847,945.68     1,710,843.75
           46,550   PXRE GROUP LIMITED BERMUDA (D)                     901,968.51       921,690.00
           28,950   REDWOOD TR INC                                     781,939.50     1,155,394.50
           29,100   REINSURANCE GROUP AMER INC                         753,125.10       934,110.00
           61,700   SELECTIVE INS GROUP INC                          1,148,495.11     1,545,585.00
                                                                   ---------------  ---------------
                                                                    10,381,730.69    14,763,180.25           14.58%


See accompanying notes to investments in securities       20        (Continued)



                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                                PERCENT
    AMOUNT                                                                             MARKET              OF
   OR SHARES                      SECURITY                         COST               VALUE (a)         NET ASSETS
---------------    ---------------------------------------------------------------  ---------------  ---------------

   HEALTHCARE:
           73,200   AAIPHARMA INC                                 $    848,410.16     1,455,216.00
           51,850   ACCREDO HEALTH INC (B)                             979,837.80     1,130,330.00
           53,100   ALPHARMA  INC                                      699,375.12     1,146,960.00
           14,250   AMERIGROUP CORP (B)                                508,184.17       530,100.00
          141,600   BIOSOURCE INTL INC (B)                             885,571.61       977,040.00
          229,400   CARDIA SCIENCE INC (B)                             651,380.09       614,792.00
           85,350   CURATIVE HEALTH SERVICES INC (B)                 1,117,317.56     1,450,950.00
           95,400   HOLOGIC INC (B)                                    833,394.23     1,257,372.00
           19,300   INAMED CORP (B)                                    530,449.54     1,036,217.00
           33,350   K V PHARMACEUTICAL COMPANY (B)                     679,973.18       927,130.00
          107,950   NORTH AMERN SCIENTIFIC INC (B)                     874,275.54       826,897.00
          227,150   ORTHOLOGIC CORP (B)                                662,120.92     1,042,618.50
           44,100   REHABCARE GROUP INC (B)                            612,498.78       646,065.00
          112,000   SEROLOGICALS CORP (B)                              947,134.61     1,526,560.00
           81,300   SIERRA HEALTH SVCS INC (B)                       1,054,752.71     1,626,000.00
                                                                   ---------------  ---------------
                                                                    11,884,676.02    16,194,247.50           15.99%

   INDUSTRIALS:
           69,900   ADMINISTAFF INC (B)                                627,447.00       719,970.00
           47,900   COVENANT TRANS INC (B)                             643,067.24       814,300.00
           44,700   EGL INC (B)                                        479,571.79       679,440.00
          110,300   FRONTIER AIRLS INC NEW (B)                         648,216.41     1,001,524.00
           21,250   HARRIS CORP DEL                                    523,219.04       638,562.50
           50,600   LABOR READY INC (B)                                370,963.08       362,802.00
           90,650   MOORE WALLACE INC (B) (D)                          876,168.85     1,330,742.00
           52,600   NAVIGANT CONSULTING CO (B)                         465,689.25       623,310.00
           67,900   P A M TRANSN SVCS INC (B)                        1,525,606.03     1,643,180.00
           68,550   PAXAR CORP (B)                                     706,049.33       754,050.00
           23,950   RELIANCE STL & ALUM CO                             352,315.77       495,765.00
           62,550   TIMKEN CO                                        1,086,124.44     1,095,250.50
                                                                   ---------------  ---------------
                                                                     8,304,438.23    10,158,896.00           10.03%
   INFORMATION TECHNOLOGY:
           93,700   ADAPTEC INC (B)                                    597,642.73       728,986.00
           41,700   APPLIED FILMS CORP (B)                             394,600.58     1,079,196.00
           73,100   ASM INTERNATIONAL N V (B) (D)                      897,338.36     1,086,997.00
          185,150   BROOKTROUT INC (B)                               1,066,352.85     1,437,134.30
          143,040   CAPTARIS INC (B)                                   433,619.87       489,196.80
           72,000   DIGI INTL INC (B)                                  258,530.00       414,000.00
           63,600   DSP GROUP INC (B)                                1,006,773.88     1,369,308.00
           67,650   ENTEGRIS INC (B)                                   603,197.30       909,216.00
           88,950   FAIRCHILD SEMICONDUCTOR INTL (B)                 1,036,850.78     1,137,670.50
           73,800   INTEGRATED DEVICE TECHNOLOGY (B)                   769,600.46       815,490.00
           40,700   JDA SOFTWARE GROUP INC (B)                         373,413.91       455,433.00
           64,400   LEXAR MEDIA INC (B)                                460,561.28       614,376.00
          142,150   MAXTOR CORP (B)                                    703,469.83     1,067,546.50
           29,150   MKS INSTRS INC (B)                                 419,061.19       526,740.50
           85,700   MPS GROUP INC (B)                                  580,823.15       589,616.00
           36,200   NETIQ (B)                                          432,445.10       559,652.00
           69,100   OSI SYS INC (B)                                  1,040,025.01     1,109,746.00
          127,800   OVERLAND STORAGE INC (B)                         1,274,329.42     2,599,452.00
           56,000   PHOTRONICS INC (B)                                 666,357.89       977,200.00
          186,800   REMEC INC (B)                                    1,110,342.71     1,300,128.00
          157,000   SKYWORKS SOLUTIONS INC (B)                       1,118,439.88     1,062,890.00
           47,950   TAKE TWO INTERACTIVE SOFTWARE (B)                1,035,066.96     1,358,903.00
           83,450   VIASAT INC (B)                                     832,329.75     1,196,673.00
           35,050   ZORAN CORP (B)                                     622,545.03       673,310.50
                                                                   ---------------  ---------------
                                                                    17,733,717.92    23,558,861.10           23.25%


See accompanying notes to investments in securities       21        (Continued)



                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2003

     FACE                                                                                                PERCENT
    AMOUNT                                                                             MARKET              OF
   OR SHARES                      SECURITY                         COST               VALUE (a)         NET ASSETS
---------------    ---------------------------------------------------------------  ---------------  ---------------

   MATERIALS:
           67,500   COMMERCIAL METALS CO                          $    910,472.49     1,200,825.00
           50,100   FMC CORP (B)                                       949,328.18     1,133,763.00
           25,850   QUANEX CORP                                        826,517.08       768,262.00
           20,050   SPARTECH CORP                                      263,037.09       425,260.50
                                                                   ---------------  ---------------
                                                                     2,949,354.84     3,528,110.50            3.48%
   UTILITIES:
           39,700   CONNECTICUT WTR SVC INC                            722,678.65     1,014,335.00
           35,550   GREAT PLAINS ENERGY INC                            834,687.74     1,026,684.00
           31,100   MDU RES GROUP INC                                  819,963.32     1,041,539.00
           45,550   ONEOK INC NEW                                      787,563.72       894,146.50
                                                                   ---------------  ---------------
                                                                     3,164,893.43     3,976,704.50            3.93%

RIGHTS/WARRANTS:

   HEALTHCARE:
           18,541   DEL GLOBAL TECHNOLOGIES CORP (B)                     4,635.25         8,343.45
                                                                   ---------------  ---------------
                                                                         4,635.25         8,343.45            0.01%

CORPORATE BONDS:

   HEALTHCARE:
        37,082.67   DEL GLOBAL TECHNOLOGIES CORP (B)                    25,566.53        29,893.00
                                                                   ---------------  ---------------
                                                                        25,566.53        29,893.00            0.03%

CASH EQUIVALENTS:

     4,104,864.58   SSGA FDS                                         4,104,864.58     4,104,864.58            4.05%
                                                                   ---------------  ---------------  ---------------

                    Grand Total (c)                              $  80,172,239.87   101,606,786.66          100.32%
                                                                   ===============  ===============  ===============


Notes to investments in securities:

               (a)Securities are valued in accordance with procedures described in note 2 to the financial statements.

               (b)Currently non-income producing securities.

               (c)At June 30, 2003, the cost for Federal income tax purposes was
                  $80,172,239.87. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:
                    Gross unrealized appreciation          $  22,243,057.51
                    Gross unrealized depreciation               (808,510.72)
                                                             ---------------
                         Net unrealized appreciation       $  21,434,546.79
                                                             ===============

               (d)Foreign security values are stated in U.S. dollars. As of June
                  30, 2003, the value of foreign securities represented 7.26% of net assets.

See accompanying notes to investments in securities       22        (Continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                           Period Ended June 30, 2003


           Face                                                                                                          Percent
          Amount                                                Maturity     Coupon                      Market            of
         or shares                      Security                  date        rate         Cost         Value (a)       net assets
      ---------------   --------------------------------------------------  --------   -------------- --------------   -------------

CLOSED-END FUNDS:
               18,000   BLACKROCK CALIF INSD MUN 2008                         4.54   $    298,260.00     305,640.00
                9,000   BLACKROCK INSD MUN TERM TR INC                        5.01         98,910.00     103,230.00
               99,500   BLACKROCK INSD MUN 2008                               4.47      1,483,895.75   1,770,105.00
               10,000   BLACKROCK N Y INSD MUN 2008                           4.44        164,100.00     168,800.00
                                                                                       -------------- --------------
                                                                                        2,045,165.75   2,347,775.00            2.00%

MUNICIPAL BONDS:
              220,000   AKRON OH CTFS PARTN                     12/1/2016     6.90        200,439.46     244,296.80
              645,000   ALABAMA HSG FIN AUTH SNGL FAM           10/1/2025     6.65        652,164.54     669,181.05
              500,000   ALASKA ST HSG FIN CORP  ( c )           12/1/2027     6.28        110,514.77     110,450.00
              995,000   ALASKA ST HSG FIN CORP  ( c )           12/1/2017     6.24        411,205.08     443,153.10
              200,000   ALLEGHENY CNTY PA HOSP DEV              4/1/2004      2.30        200,000.00     200,228.00
              225,000   ALLEGHENY CNTY PA HOSP DEV              4/1/2005      2.50        225,000.00     224,669.25
              400,000   ALLEGHENY CNTY PA HOSP DEV              4/1/2007      3.10        395,099.61     397,952.00
              300,000   ALLEGHENY CNTY PA HOSP DEV              4/1/2008      3.30        294,162.70     296,709.00
              340,000   ALLEGHENY CNTY PA HOSP DEV              4/1/2009      3.50        331,328.77     334,553.20
              350,000   ALLEGHENY CNTY PA HOSP DEV              4/1/2010      3.88        339,347.84     345,236.50
              750,000   ARMSTRONG CNTY PA HOSP AUTH             6/1/2013      6.25        776,085.26     760,545.00
              750,000   AUSTIN TX CONVENTION ENTERPRIS          1/1/2016      6.38        745,910.47     793,342.50
              350,000   BEAVER CNTY PA POLLUTN CTL REV          5/1/2020      7.75        381,451.07     382,872.00
            1,000,000   BELLEFONTAINE OH HOSP REV               12/1/2013     6.00      1,037,748.67   1,034,200.00
              250,000   BENTON HARBOR MI CHARTER                5/1/2009      10.00       250,000.00     250,205.00
              820,000   BEXAR CNTY TX HSG FIN CORP MF           4/1/2030      9.00        819,325.00     808,380.60
              680,000   BEXAR CNTY TX HSG FIN CORP MF           8/1/2030      8.13        653,979.83     686,208.40
            1,250,000   BEXAR CNTY TX HSG FIN CORP MF           6/1/2031      10.50     1,250,000.00   1,250,537.50
              560,000   BEXAR CNTY TX HSG FIN CORP MF           9/15/2021     8.75        560,000.00     553,358.40
            1,190,000   BEXAR CNTY TX HSG FIN CORP MF           12/1/2036     9.25      1,159,935.40   1,174,232.50
              250,000   BEXAR CNTY TX HSG FIN CORP MF           12/1/2013     5.75        250,000.00     251,347.50
            1,000,000   BEXAR CNTY TX REV                       8/15/2022     5.75      1,098,560.68   1,103,470.00
              200,000   BULLHEAD CITY AZ SPL ASSMT              1/1/2010      6.10        206,074.71     206,522.00
              150,000   CALCASIEU PARISH LA PUB TR AUT          11/1/2012     6.88        151,771.19     153,756.00
            1,480,000   CALIFORNIA CNTY CALIF TOB               6/1/2019      4.75      1,420,034.96   1,420,814.80
            1,500,000   CALIFORNIA STATEWIDE CMNTYS             10/1/2020     11.00     1,500,000.00   1,502,745.00
              340,000   CAPITAL PROJS FIN AUTH FL               10/1/2003     8.75        340,000.00     339,758.60
              225,000   CAPITAL REGION CMNTY DEV DIST           5/1/2006      5.95        224,702.21     225,996.75
              500,000   CAPITAL TR AGY FL REV                   10/1/2007     8.50        500,000.00     517,825.00
              500,000   CAPITAL TR AGY FL REV                   10/1/2033     8.95        500,000.00     539,335.00
              500,000   CAPITAL TR AGY FLA MULTIFAMILY          6/1/2013      4.75        500,000.00     498,025.00
            1,000,000   CARVER CNTY MN HSG & REDEV              8/1/2027      5.88        944,102.01   1,028,740.00
              450,000   CHESTERFIELD CNTY VA INDL DEV           7/1/2019      5.20        403,885.55     468,967.50
              250,000   CHESTERFIELD CNTY VA INDL DEV           6/1/2017      5.88        259,315.62     267,105.00
              300,000   CHESTERFIELD MO REV                     4/15/2016     4.50        298,240.97     309,690.00
              340,000   CHICAGO IL OHARE INTL ARPT REV          1/1/2018      5.00        351,874.17     351,496.80
            1,000,000   CHICAGO IL TAX INCREMENT                12/1/2008     6.50        972,263.49   1,094,440.00
              485,000   CHILDRENS TR FD PR                      5/15/2033     5.38        473,126.18     439,909.55
              950,000   CLARK CNTY NV INDL DEV REV              10/1/2022     7.20        978,438.25   1,000,207.50
              500,000   CLARK CNTY NV POLLUTN CTL REV           6/1/2019      6.60        522,937.25     516,750.00
              500,000   COLLIER CNTY FL HLTH FACS AUTH          12/1/2019     7.00        546,274.42     544,600.00
               55,000   COLLINSVILLE IL INDL DEV REV            11/1/2004     6.00         54,792.96      54,780.00
              300,000   COLORADO HEALTH FACS AUTH REV           6/1/2015      6.90        280,865.65     271,716.00
              295,000   COLORADO HEALTH FACS AUTH REV           12/1/2008     4.40        290,803.10     300,127.10
              500,000   COLORADO HEALTH FACS AUTH REV           12/1/2010     6.25        500,000.00     572,830.00
              750,000   CONNECTICUT ST ARPT REV                 10/1/2012     7.65        809,119.96     808,185.00
              500,000   CONNECTICUT ST HLTH & EDL FAC           11/1/2012     5.88        518,028.20     517,540.00
              500,000   CONNECTICUT ST HLTH & EDL FACS          11/1/2012     5.88        520,676.82     513,370.00
              750,000   CONVERSE CNTY WY HOSP REV               12/1/2015     7.90        750,000.00     789,877.50
              295,000   COW CREEK BANK UMPQUA TRIBE             7/1/2012      5.10        279,214.08     304,496.05
            1,070,000   CROW FIN AUTH MINN TRIBAL PUR           10/1/2017     5.65      1,002,439.75   1,132,167.00


See accompanying notes to investments in securities       23    (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                           Period Ended June 30, 2003


           Face                                                                                                            Percent
          Amount                                                Maturity     Coupon                      Market             of
         or shares                      Security                  date        rate         Cost         Value (a)       net assets
      ---------------   --------------------------------------------------  --------   -------------- --------------   -------------

MUNICIPAL BONDS (Cont'd):
              270,000   DAKOTA CNTY MN HSG & REDEV              2/20/2032     6.88   $    281,404.65     292,866.30
               90,000   DALLAS TX HSG CORP CAP PROGRAM          12/1/2009     7.88         90,000.00      92,810.70
               65,000   DALLAS TX HSG CORP CAP PROGRAM          12/1/2009     7.75         65,774.90      65,321.10
              505,000   DALLAS TX HSG FIN CORP                 10/20/2032     6.75        522,440.70     549,157.20
              700,000   DARLINGTON CNTY SC POLLUTN CTL          11/1/2010     6.60        727,829.24     723,856.00
              275,000   DE KALB CNTY GA HSG AUTH REV            5/1/2005      6.40        274,732.38     274,639.75
               95,000   DE KALB CNTY GA MLT FAM HSG             1/1/2011      6.38         95,494.68      71,250.00
              300,000   DE KALB CNTY GA MLT FAM HSG             1/1/2016      6.38        311,543.22     225,000.00
              215,000   DELAWARE CNTY PA AUTH HOSP REV         12/15/2020     5.30        223,379.17     221,993.95
              300,000   DELAWARE ST HLTH FACS AUTH REV          6/1/2024      6.80        320,279.55     319,233.00
              415,000   DENHAM SPRINGS LIVINGSTON HSG  ( c )    7/10/2014     7.48        191,546.00     182,400.80
               28,499   DREW CNTY AR PUB FACS BRD               8/1/2011      7.75         28,627.12      28,764.10
              930,000   EAGLE MOUNTAIN UT SPL ASSMT             2/1/2007      8.00        930,000.00     944,229.00
              500,000   EL PASO TX HEALTH FACS DEV              8/15/2012     7.00        500,000.00     506,325.00
              500,000   ESTHERVILLE IA HOSP REV                 7/1/2020      6.30        515,490.49     540,900.00
            1,000,000   FIDDLERS CREEK CMNTY DEV DIST           5/1/2013      5.75        990,690.15     989,940.00
              650,000   FISHAWK CMNTY DEV DIST II               11/1/2007     5.00        647,452.00     647,452.00
              300,000   GA MUN ELEC RE R  ( c )                 1/1/2012      5.49        189,122.91     201,291.00
              415,000   GAINESVILLE & HALL CNTY GA             11/15/2010     6.40        400,847.67     417,797.10
              345,000   GAINESVILLE & HALL CNTY GA             11/15/2011     6.50        332,101.54     347,170.05
              380,000   GAINESVILLE & HALL CNTY GA             11/15/2015     6.75        357,244.53     376,511.60
              500,000   GATEWAY SVCS CMNTY DEV DIST FL          5/1/2010      5.50        495,768.69     499,535.00
              100,000   GEORGETOWN KY WTR & SWR REV             5/1/2004      5.90        101,000.00     102,592.00
              500,000   GLENDALE CA HOSP REV                    1/1/2012      8.00        502,973.83     497,270.00
              100,000   GROVE CITY PA AREA HOSP AUTH            7/1/2012      5.25         90,647.50      96,354.00
              500,000   HAWAII ST DEPT BUDGET & FIN            11/15/2009     6.75        500,000.00     507,950.00
              500,000   HAWAII ST DEPT BUDGET & FIN SP         11/15/2009     6.25        500,000.00     503,735.00
              150,000   HILLSBOROUGH CNTY FL                    10/1/2005     2.50        150,160.23     150,046.50
            1,000,000   HOFFMAN ESTATES IL TAX INCRMNT ( c )    5/15/2007     4.15        852,985.34     853,020.00
            1,500,000   HOUSTON TX WTR & SWR SYS REV            12/1/2010     6.38      1,552,307.06   1,549,350.00
              110,000   IDAHO HEALTH FACS AUTH REV              3/1/2005      4.80        110,956.21     111,410.20
              120,000   IDAHO HEALTH FACS AUTH REV              3/1/2007      5.00        120,989.21     121,459.20
              125,000   IDAHO HEALTH FACS AUTH REV              3/1/2008      5.10        125,503.97     126,397.50
              105,000   IDAHO HEALTH FACS AUTH REV              3/1/2009      5.20        104,990.71     105,488.25
              125,000   IDAHO HEALTH FACS AUTH REV              3/1/2010      5.30        124,296.34     124,962.50
              145,000   IDAHO HEALTH FACS AUTH REV              3/1/2011      5.40        144,093.43     144,333.00
              155,000   IDAHO HEALTH FACS AUTH REV              3/1/2012      5.50        153,939.49     154,902.35
              250,000   ILLINOIS DEV FIN AUTH REV               7/1/2009      5.90        259,603.16     261,232.50
            1,000,000   ILLINOIS DEV FIN AUTH REV               7/1/2019      6.05        995,503.53   1,008,340.00
              250,000   ILLINOIS DEV FIN AUTH REV               7/1/2006      5.00        253,892.03     255,340.00
              140,000   ILLINOIS EDL FACS AUTH REVS             10/1/2024     6.00        142,810.41     140,618.80
              250,000   ILLINOIS EDL FACS AUTH REVS             12/1/2017     6.88        255,904.86     257,405.00
              545,000   ILLINOIS HLTH FACS AUTH REV             5/1/2011      6.25        556,413.82     552,210.35
              500,000   ILLINOIS HLTH FACS AUTH REV             2/15/2019     6.00        516,717.28     522,290.00
              500,000   ILLINOIS HLTH FACS AUTH REV             8/15/2007     5.70        525,596.01     532,225.00
              410,000   ILLINOIS HSG DEV AUTH ELDERLY           1/1/2007      6.63        416,178.08     419,118.40
              220,000   ILLINOIS HSG DEV AUTH ELDERLY           3/1/2020      6.85        222,518.56     224,628.80
              620,000   INDIANA HLTH FAC FING AUTH REV          8/15/2009     4.75        565,588.24     647,273.80
              150,000   INDIANA HLTH FAC FING AUTH REV          8/15/2018     5.00        125,102.05     144,985.50
              170,000   INDIANA HLTH FAC HOSP REV               2/15/2005     4.50        170,611.22     174,387.70
              350,000   INDIANA HLTH FAC HOSP REV               2/15/2018     5.25        354,724.45     356,461.00
              250,000   INDIANA HLTH FAC HOSP REV               1/1/2023      6.00        259,548.08     255,637.50
              750,000   INDIANA HLTH FAC HOSP REV               8/1/2008      6.00        772,390.48     792,787.50
              500,000   INDIANA TRANSN FIN ARPT LEASE           11/1/2016     6.25        527,003.78     511,625.00
              205,000   INDIANAPOLIS IN ECON DEV REV            10/1/2010     7.25        208,826.12     175,980.20
              500,000   INTERMOUNTAIN PWR AGY UT REV            7/1/2020      5.50        515,435.51     510,550.00
              300,000   JACKSONVILLE FL HLTH INDL DEV           12/1/2014     7.00        292,332.46     234,543.00


See accompanying notes to investments in securities       24    (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                           Period Ended June 30, 2003


           Face                                                                                                            Percent
          Amount                                                Maturity     Coupon                      Market             of
         or shares                      Security                  date        rate         Cost         Value (a)       net assets
      ---------------   --------------------------------------------------  --------   -------------- --------------   -------------


MUNICIPAL BONDS (Cont'd):
              200,000   JACKSONVILLE FL HLTH INDL DEV           12/1/2016     6.40   $    184,559.48     142,900.00
               125,000  JACKSONVILLE FL HLTH INDL DEV           12/1/2023     6.25        113,301.06      80,355.00
            1,250,000   JEFFERSON CNTY MO JR COLLEGE            7/1/2020      7.00      1,213,626.30   1,222,712.50
            1,250,000   KITSAP CNTY WA CONS HSG AUTH            7/1/2003      6.25      1,250,000.00   1,249,987.50
              300,000   LEWIS CNTY WA PUB HOSP DIST             12/1/2011     6.00        303,178.81     323,070.00
              800,000   LONG BEACH MISS URBAN RENEWAL           3/1/2026      8.00        800,000.00     807,304.00
              200,000   LOUISA VA INDL DEV AUTH                 12/1/2008     5.25        200,000.00     212,610.00
              560,000   LOUISIANA LOC GOVT ENVIR FACS           6/20/2028     8.00        560,000.00     559,904.80
              500,000   LOUISIANA PUB FACS AUTH REV             6/15/2019     5.95        509,575.66     501,645.00
            1,350,000   LOUISIANA PUB FACS AUTH REV             10/1/2011     6.25      1,172,436.50   1,194,142.50
              200,000   LUBBOCK TX HLTH FACS DEV CORP           1/20/2010     5.00        200,000.00     218,180.00
              310,000   LUBBOCK TX HLTH FACS DEV CORP           3/20/2012     5.00        310,000.00     334,632.60
              200,000   LUCAS CNTY OH HEALTH CARE FAC           8/15/2015     6.38        197,906.99     218,448.00
              550,000   LUCAS CNTY OH HEALTH CARE FAC           3/1/2027      4.10        550,000.00     566,219.50
               50,000   MANATEE CNTY FL                         10/1/2006     4.75         51,483.21      51,430.50
              500,000   MARICOPA CNTY AZ INDL DEV               7/1/2012      6.50        500,000.00     517,370.00
              950,000   MARICOPA CNTY AZ INDL DEV               11/1/2010     9.00        950,000.00     968,107.00
              365,000   MARTIN CNTY FL  HEALTH FACS            11/15/2004     3.35        366,210.82     370,613.70
              500,000   MARYLAND ST HEALTH & HIGHER ED          1/1/2012      5.00        498,256.06     514,120.00
              150,000   MASHANTUCKET WESTERN PEQUOT ( c )       9/1/2009      6.30        102,310.89     115,533.00
              150,000   MASON CNTY WV REV ( c )                 7/10/2014     7.58         66,079.22      66,880.50
              400,000   MASSACHUSETTS ST INDL FIN AGY           12/1/2006     4.95        390,944.05     400,732.00
              900,000   MATAGORDA CNTY TX NAV DIST 1           10/15/2015     5.80        904,527.88     901,062.00
              250,000   MCKEAN CNTY PA HOSP AUTH REV            10/1/2013     6.00        259,438.89     260,372.50
              115,000   MDAHO HEALTH FACS AUTH REV              3/1/2006      4.90        116,135.06     116,406.45
              230,000   MEDITERRA NO CMNTY DEV DIST FL          5/1/2008      6.00        229,504.83     231,557.10
            3,000,000   MENDOTA HEIGHTS MN HSG MTG REV          11/1/2031     1.00      3,000,000.00   3,000,000.00
              855,000   MET GOVT NASHVILLE DAVIDSON TN          6/20/2036     10.00       855,000.00     857,077.65
              250,000   MICHIGAN ST HOSP FIN AUTH REV          10/15/2007     5.25        257,969.04     256,767.50
              700,000   MICHIGAN ST STRATEGIC FD                6/1/2014      4.60        700,000.00     716,212.00
              500,000   MICHIGAN ST STRATEGIC LTD OBLG          2/1/2006      7.10        530,416.11     533,770.00
            1,000,000   MINNEAPOLIS MN                          12/1/2018     1.10      1,000,000.00   1,000,000.00
            1,950,000   MINNEAPOLIS MN MULTIFAMILY REV          10/1/2031     1.00      1,950,000.00   1,950,000.00
              750,000   MISSOURI ST DEV FIN BRD FACS            4/1/2015      6.00        750,000.00     800,722.50
              350,000   MISSOURI ST HLTH & EDL FAC REV          7/1/2016      6.75        336,039.39     325,696.00
              725,000   MONROE MCKEEN PLAZA HSG DEV LA          2/1/2012      6.80        731,781.07     746,402.00
              140,000   MONTGOMERY AL MED CLINIC BRD            3/1/2006      7.38        140,340.57     140,474.60
              500,000   MONTGOMERY AL MED CLINIC BRD            3/1/2015      7.00        503,174.99     501,125.00
            1,000,000   MONTGOMERY CNTY PA INDL DEV            11/15/2017     5.75      1,064,133.54   1,052,920.00
              400,000   MORGAN CNTY COLO POLLUTN CTL            6/1/2012      5.50        405,448.69     405,400.00
              650,000   MOUNTAIN REGL WTR SPL SVC DIST          12/1/2008     6.25        643,500.00     643,500.00
            1,000,000   MUNIMAE TR NY                           11/1/2039     6.15      1,000,000.00   1,007,250.00
               75,000   MUSKOGEE CNTY OK HOME FIN AUTH ( c )    6/1/2011      7.41         42,007.79      42,071.25
              250,000   NEW HAMPSHIRE HIGH EDL & HLTH           10/1/2023     6.00        257,131.67     254,060.00
              245,000   NEW HAMPSHIRE HIGH EDL & HLTH           10/1/2008     6.25        255,842.45     251,661.55
              340,000   NEW HAMPSHIRE ST BUS POLLUTN            10/1/2033     5.88        346,461.90     345,871.80
              380,000   NEW HAMPSHIRE ST HSG FIN AUTH ( c )     1/1/2014      8.54        149,842.30     165,296.20
              500,000   NEW HAMPSHIRE ST INDL DEV AUTH          12/1/2009     5.50        500,661.23     519,020.00
              750,000   NEW JERSEY ECONOMIC DEV AUTH           11/15/2006     5.50        735,319.23     742,800.00
              250,000   NEW MEXICO HSG AUTH REGION              7/1/2017      6.00        250,000.00     254,995.00
              235,000   NEW MEXICO MTG FIN AUTH                 1/1/2026      6.95        248,871.50     251,003.50
              320,000   NEW YORK ST DORM AUTH REVS              5/15/2017     6.00        324,520.07     328,416.00
              250,000   NEW YORK ST DORM AUTH REVS              5/15/2016     5.38        255,522.03     254,475.00
              150,000   NEW YORK ST DORM AUTH REVS              2/1/2012      4.00        150,000.00     155,100.00
               15,000   NEW YORK ST ENVIRONMENTAL FACS          9/15/2011     7.10         15,181.00      15,067.80
              295,000   NEW YORK ST MED CARE FACS FIN           2/15/2004     7.50        296,226.86     297,274.45
              290,000   NEW YORK ST MED CARE FACS FIN           11/1/2018     6.63        299,410.67     302,238.00



See accompanying notes to investments in securities       25    (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                           Period Ended June 30, 2003


           Face                                                                                                            Percent
          Amount                                                Maturity     Coupon                      Market             of
         or shares                      Security                  date        rate         Cost         Value (a)       net assets
      ---------------   --------------------------------------------------  --------   -------------- --------------   -------------

MUNICIPAL BONDS (Cont'd):
              650,000   NEWPORT KY PUB PPTYS CORP REV           1/1/2027      8.50   $    639,358.93     623,883.00
              250,000   NORFOLK VA INDL DEV AUTH REV            11/1/2013     6.50        265,233.16     271,780.00
              225,000   NORTHERN TOB SECURITIZATION             6/1/2022      6.20        232,685.22     216,985.50
            1,000,000   OCONEE CNTY SC POLLUTN CTL REV          4/1/2014      5.80      1,017,540.98   1,023,400.00
              220,000   OHIO CNTY W VA RESIDUAL REV ( c )       7/10/2014     7.54        102,196.71      97,999.00
              750,000   OHIO ST AIR QUALITY DEV AUTH            12/1/2020     6.38        760,664.38     767,895.00
            1,000,000   OHIO ST WTR DEV AUTH REV                8/15/2027     6.40      1,016,233.64   1,016,910.00
              275,000   OREGON ST HSG & CMNTY SVCS DEP          7/1/2022      5.70        285,420.17     290,713.50
              225,000   ORLANDO FL URBAN CMNTY DEV              5/1/2010      6.40        223,760.49     228,514.50
              300,000   ORLEANS LA LEVEE DIST                   11/1/2014     5.95        321,724.71     338,268.00
              330,000   ORLEANS PARISH LA SCH BRD ( c )         2/1/2015      5.64        171,980.69     199,461.90
              100,000   OSCEOLA CNTY FL TRANSN REV              4/1/2017      6.10        100,754.10     101,377.00
              110,000   OTTUMWA IA HOSP FAC REV                 10/1/2010     6.00        104,572.86     110,877.80
              650,000   PANHANDLE TX REGL HSG FIN               3/1/2020      6.63        632,425.39     670,436.00
              240,000   PANHANDLE TX REGL HSG FIN CORP          3/1/2031      8.13        240,000.00     238,778.40
              205,000   PARKLANDS WEST CMNTY DEV DIST           5/1/2006      6.00        204,459.61     205,428.45
              200,000   PATERSON NJ HSG FIN CORP                2/1/2024      7.25        211,663.86     228,280.00
              180,000   PENNSYLVANIA ECONOMIC DEV FING          6/1/2009      5.25        170,483.61     167,630.40
              200,000   PENNSYLVANIA ECONOMIC DEV FING          6/1/2011      5.35        184,841.05     180,714.00
              125,000   PENNSYLVANIA ST HIGHER EDL FAC         11/15/2016     5.88        122,445.40     140,911.25
            1,000,000   PHILADELPHIA PA AUTH INDL DEV          11/15/2028     5.25        992,787.39     996,150.00
              480,000   PHOENIX AZ INDL DEV AUTH MTG            1/1/2016      6.25        437,395.10     490,723.20
            1,100,000   PIMA CNTY AZ INDL DEV AUTH ED           2/1/2015      7.25      1,093,992.38   1,075,118.00
              185,000   PLYMOUTH MN MULTIFAMILY HSG             6/20/2031     8.05        197,795.32     202,652.70
              250,000   PUTNAM CNTY W VA POLLUTN CTL            7/1/2019      6.60        257,153.51     252,770.00
              230,000   REUNION EAST CMNTY DEV DIST             11/1/2007     5.90        229,111.26     231,329.40
              700,000   RHODE ISLAND HSG & MTG FIN              10/1/2004     5.35        712,278.69     715,652.00
              645,000   RHODE ISLAND ST HLTH & ED BLDG          10/1/2012     5.60        666,726.69     663,137.40
              135,000   RHODE ISLAND ST HLTH & EDL REV          7/1/2003      4.70        135,000.00     135,001.35
              250,000   RICHARDSON TX HOSP AUTH REV             12/1/2023     6.75        260,530.27     256,482.50
              500,000   RIO GRANDE VY HLTH FACS DEV TX          8/1/2012      6.40        521,106.65     511,730.00
              150,000   ROSELLE ILL MULTI FAM HSG REV           1/1/2025      7.00        154,316.76     156,931.50
              255,000   SAVANNAH GA ECONOMIC DEV AUTH           10/1/2003     6.00        257,046.29     257,532.15
               80,000   SHELBY CNTY TN HLTH EDL & HSG  ( b )    1/1/2026      6.60         80,134.63      68,000.00
              625,000   SHELBY CNTY TN HLTH EDL & HSG  ( b )    1/1/2029      5.55        556,862.50     312,500.00
              130,000   SHELBY CNTY TN HLTH EDL & HSG  ( b )    1/1/2029      6.00          2,275.00       2,437.50
              150,000   SHELBY CNTY TN HLTH EDL & HSG  ( b )    1/1/2019      5.35        134,965.50      75,000.00
            1,000,000   SKOWHEGAN ME POLLUTN                    11/1/2013     5.90      1,033,142.14   1,035,470.00
            1,000,000   SOUTH CAROLINA JOBS ECON DEV            10/1/2005     6.75        997,131.63     989,020.00
              190,000   SOUTHWESTERN ILL DEV AUTH REV           4/1/2010      6.00        185,424.26     188,991.10
              800,000   ST LOUIS CNTY MO HSG AUTH               11/1/2014     8.50        800,000.00     738,272.00
            1,000,000   SUBURBAN MOBILITY AUTH REGL             2/15/2009     4.90        990,718.13   1,015,990.00
              250,000   SULLIVAN CNTY TN HLTH ED & HSG          9/1/2003      2.15        249,910.42     250,000.00
            1,000,000   SULLIVAN IN POLLUTN CTL REV             5/1/2009      5.95      1,020,300.55   1,021,440.00
              300,000   SUNDANCE CMNTY FACS DIST AZ             7/1/2008      5.00        300,000.00     301,515.00
              290,000   TANGIPAH0A PARISH LA HOSP SVC           2/1/2005      2.50        292,015.50     291,969.10
              465,000   TARRANT CNTY TX HSG FIN CORP            6/1/2031      10.50       465,000.00     449,910.75
              240,000   TEXAS ST AFFORDABLE HSG CORP            9/1/2014      7.38        240,000.00     242,143.20
              455,000   TEXAS ST AFFORDABLE HSG CORP            10/1/2008     4.10        455,000.00     483,460.25
              250,000   TEXAS ST DEPT HSG & CMNTY               7/1/2016      6.35        260,206.86     263,362.50
              210,000   TEXAS ST DEPT HSG & CMNTY               7/1/2026      6.45        210,173.07     218,799.00
              235,000   TEXAS ST DEPT HSG & CMNTY               1/1/2027      6.40        236,397.95     244,698.45
              800,000   TEXAS STUDENT HSG AUTH REV              1/1/2014      11.00       800,000.00     798,744.00
              500,000   THREE RIVS JR COLLEGE DIST MO           9/1/2011      7.00        500,000.00     489,770.00
              750,000   TOBACCO SETTLEMENT AUTH IA              6/1/2025      5.30        680,307.79     585,180.00
            1,000,000   TOBACCO SETTLEMENT AUTH WA              6/1/2026      6.50        995,203.41     944,340.00
              660,000   TOBACCO SETTLEMENT FING CORP            6/1/2019      4.38        597,695.82     626,392.80



See accompanying notes to investments in securities       26    (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND

                             Schedule of Investments

                           Period Ended June 30, 2003


           Face                                                                                                            Percent
          Amount                                                Maturity     Coupon                      Market             of
         or shares                      Security                  date        rate         Cost         Value (a)       net assets
      ---------------   --------------------------------------------------  --------   -------------- --------------   -------------

MUNICIPAL BONDS (Cont'd):
              300,000   TOBACCO SETTLEMENT REV MGMT             5/15/2022     6.00   $    293,389.05     275,262.00
              840,000   TRAVIS CNTY TX HSG FIN CORP             6/1/2035      9.25        840,000.00     840,151.20
              205,000   TROY MICH ECONOMIC DEV CORP             10/1/2012     6.75        207,578.15     209,815.45
              385,000   TULSA OKLA PUB FACS AUTH REC            11/1/2012     6.20        392,657.69     399,029.40
              450,000   TURLOCK CA IRR DIST REV                 1/1/2018      5.75        486,442.99     451,503.00
              375,000   VERMONT EDL & HLTH BLDGS AGY            6/15/2007     4.38        374,582.02     376,143.75
              300,000   VERRADO CMNTY FACS DIST NO 1            7/15/2013     6.00        300,000.00     302,805.00
              460,000   VISTA LAKES CMNTY DEV DIST FL           5/1/2008      5.80        458,523.02     464,876.00
              750,000   WAUKESHA WI REDEV AUTH REV              6/20/2043     8.00        750,000.00     738,472.50
              300,000   WESTCHESTER CNTY NY INDL DEV            7/1/2006      5.50        315,282.66     314,436.00
              500,000   WISCONSIN ST                            5/1/2006      4.85        507,418.24     505,835.00
              250,000   WISCONSIN ST HEALTH & EDL               10/1/2006     5.13        258,106.28     271,470.00
              350,000   WISCONSIN ST HEALTH & EDL               10/1/2007     5.50        366,845.10     388,738.00
              410,000   WISCONSIN ST HEALTH & EDL FACS          12/1/2006     6.00        419,954.54     432,984.60
              250,000   WISCONSIN ST HEALTH & EDL FACS          8/15/2022     6.60        255,142.56     254,945.00
            1,395,000   WISCONSIN ST HLTH & EDL FACS            8/15/2013     5.75      1,296,402.49   1,423,025.55
            1,480,000   WOODHILL PUB FAC CORP TEX               12/1/2015     7.25      1,456,090.59   1,473,887.60
              150,000   WYOMING CMNTY DEV AUTH HSG REV          12/1/2025     6.10        146,060.54     156,738.00
              250,000   YORK CNTY PA INDL DEV AUTH REV          10/1/2019     6.45        268,859.68     269,577.50
                                                                                       -------------- --------------
                                                                                       114,198,717.53 115,167,774.70          98.24%

               971,650  SSGA TAX-EXEMPT MONEY MARKET FUND      12/31/2030     0.40         971,650.05     971,650.05           0.83%
                                                                                       -------------- --------------   -------------

                        Grand Total (d)                                              $ 117,215,533.33 118,487,199.75         101.07%
                                                                                       ============== ==============   =============

Notes to investments in securities:

            (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

            (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

            (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

            (d) At June 30, 2003, the cost for Federal income tax purposes was $117,215,533. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:
                            Gross unrealized appreciation     $  2,457,922.64
                            Gross unrealized depreciation       (1,186,256.22)
                                                                --------------
                               Net unrealized appreciation    $  1,271,666.42
                                                                ==============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows (unaudited):

                     Geographical Diversification                                                Percent
               ------------------------------------------------------------------------------------------

                        California                                                                  3.27  %
                        Florida                                                                     6.16
                        Illinois                                                                    5.80
                        Indiana                                                                     3.44
                        Louisana                                                                    3.52
                        Minnesota                                                                   6.31
                        Missouri                                                                    3.28
                        Pennsylvania                                                                5.34
                        Texas                                                                      14.80
                        Wisconsin                                                                   3.39
                        Other                                                                      44.69
                                                                                           --------------

                                                                                                  100.00  %
                                                                                           ==============

See accompanying notes to investments in securities       27

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5 [Reserved by SEC for future use.]

Item 6 [Reserved by SEC for future use.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Open-End Management Investment Companies.

Form N-CSR disclosure requirement not yet effective with respect to the registrant

Item 8 [Reserved by SEC for future use.]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                                    SIGNATURES
                                            [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST
             -----------------------------------------------------------
By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: August 29, 2003
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: August 29, 2003
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       Treasurer

Date: August 29, 2003
      ------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature